UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-22641

__Franklin Alternative Strategies Funds
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/13

Item 1. Reports to Stockholders.

NOVEMBER 30, 2013

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

A series of Franklin Alternative Strategies Funds

Sign up for electronic delivery at **franklintempleton.com/edelivery**

ALTERNATIVE

Franklin K2 Alternative Strategies Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

	Contents
Shareholder Letter	1	Semiannual Report
		Franklin K2 Alternative Strategies Fund	3	Financial Statements	51
		Performance Summary	9	Notes to Financial Statements	56
		Your Fund’s Expenses	12	Shareholder Information	75
		Financial Highlights and
		Statement of Investments	14

| 1

Semiannual Report

Franklin K2 Alternative Strategies Fund

Your Fund’s Goal and Main Investments: Franklin K2 Alternative Strategies Fund seeks capital appreciation with lower volatility relative to the broad equity markets. The Fund seeks to achieve its investment goal by allocating its assets across multiple non-traditional or “alternative” strategies, including but not limited to long short equity, event driven, relative value and global macro. The Fund is structured as a multi-manager fund, meaning the Fund’s assets are independently managed by multiple investment managers (subadvisors), while the Fund’s investment manager retains overall responsibility for the Fund’s investments. The Fund may invest in a wide range of securities and other investments including, but not limited to: equity securities including common stocks, preferred stocks, convertible securities, rights and warrants, private and registered investment vehicles and exchange traded funds; and debt securities including bonds, notes, debentures and commercial paper; loans and loan participations; and mortgage-backed or other asset-backed securities, including collateralized debt obligations; as well as derivatives, commodities and currencies.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you this semiannual report for Franklin K2 Alternative Strategies Fund covering the period from the Fund’s inception on October 11, 2013, through November 30, 2013.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 19.

Semiannual Report | 3

Performance Overview

For the period under review, Franklin K2 Alternative Strategies Fund – Class A delivered a +2.30% cumulative total return. For comparison, the Fund’s primary benchmark, the BofA Merrill Lynch 3 Month U.S. Treasury Bill Index, which tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months, had a +0.04% total return.1 Also for comparison, the Fund’s secondary benchmark, the HFRX Global Hedge Fund Index, which is designed to be representative of the overall composition of the hedge fund universe, generated a +1.58% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 9.

Economic and Market Overview

During the period from October 11, 2013, through November 30, 2013, investors remained preoccupied with the timing of the U.S. Federal Reserve Board’s (Fed’s) next policy move regarding its asset purchases. The Fed hoped to shift attention from its bond buying to forward guidance, namely its commitment to remain accommodative and hold short-term rates low for an extended period of time.

In November, major economies reported mixed third-quarter gross domestic product (GDP) growth rates. While the developed economies of the U.S. and Canada strengthened, Europe’s growth slowed to a near standstill and Japan’s expansion eased substantially after growing for several consecutive quarters. Mexico’s emerging economy returned to modest growth, but a contraction in Brazil’s output was the worst in more than four years. Against this backdrop, global developed and emerging market stocks, as measured by the MSCI All Country World Index, moved higher.

In the U.S., positive employment and residential real estate trends generally exceeded expectations, the economy expanded in the third quarter at its fastest pace in more than a year and several major U.S. equity indexes reached new

1. Source: FactSet. © 2014 FactSet Research Systems Inc. All Rights Reserved. The information contained herein: (1) is proprietary to FactSet Research Systems Inc. and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither FactSet Research Systems Inc. nor its content providers are responsible for any damages or losses arising from any use of this information.

2. Sources: FactSet; Hedge Fund Research, Inc. The HFRX Global Hedge Fund Index is being used under license from Hedge Fund Research, Inc., which does not endorse or approve of any of the contents of this report.

The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

4 | Semiannual Report

highs. Notably, the national jobless rate declined to its lowest level since 2008. Nonetheless, market volatility surfaced surrounding speculation over the timing of the Fed’s tapering of its asset purchase program and a partial U.S. federal government shutdown. Toward period-end, improving U.S. employment data reignited speculation that tapering could begin as early as December.

In Europe, the eurozone unemployment rate improved for the first time in more than two years, and accommodative policies remained intact as the European Central Bank (ECB) lowered its benchmark interest rate in November following the region’s anemic economic growth. This swift and unexpected ECB response lifted market sentiment, which was otherwise kept in check to a degree by sovereign debt rating downgrades of France and the Netherlands owing to their worsening growth prospects and public finances. However, credit outlooks for Spain and Portugal were raised to stable because of the positive effect budget cuts and structural reforms have had on these countries’ fiscal states. Outside of the eurozone, U.K. third-quarter GDP climbed at its fastest quarterly pace in years.

Major Asian economies, including South Korea, Taiwan, China and Japan, experienced improving export shipments and orders because of stronger global demand. Emerging market central banks tended to be less accommodative than their developed market peers. For example, Brazil’s and India’s central banks raised interest rates amid rising inflation and China’s central bank tightened liquidity to curb real estate and credit speculation.

Investment Strategy

We manage the Fund using a multi-manager approach. While we are responsible for the Fund’s overall investments, we allocate assets to multiple subadvisors, each of whom independently manages a separate portion of the Fund’s portfolio in accordance with some or all of the following strategies: long short equity, event driven, relative value and global macro. We allocate the Fund’s assets among these strategies utilizing a top-down approach, generating strategy weightings by taking into account market conditions, risk factors, diversifica-tion, liquidity, transparency, and availability of various subadvisors and other investment options, among other things. The allocations to the strategies may change from time to time based upon our assessment of their correlations to various markets and to each other, their risk profiles and return expectations. Long short equity strategies generally seek to produce returns from investments in the global equity markets by taking long and short positions in stocks

Subadvisors
11/30/13
Long Short Equity
Chilton Investment Company, LLC
Impala Asset Management LLC
Jennison Associates LLC
Event Driven
P. Schoenfeld Asset Management LP
York Registered Holdings, L.P.
Relative Value
Basso Capital Management, L.P.
Chatham Asset Management LLC
Lazard Asset Management LLC
Loomis Sayles & Company, L.P.

Semiannual Report | 5

What is a futures contract?

A futures contract, also called a “future,” is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell a security at a specific price on a future date.

What is a swap agreement?

A swap agreement, such as an equity total return swap, is a contract between the Fund and a counterparty to exchange on a future date the returns, or differentials in rates of return, that would have been earned or realized if a notional amount were invested in spe-cific instruments.

An interest rate swap is an agreement between two parties to exchange interest rate obligations, generally one based on an interest rate fixed to maturity and the other based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper or other benchmarks).

and common stock indexes. Event driven strategies generally invest in securities of companies undergoing significant corporate changes and new developments. Relative value strategies encompass a wide range of investment techniques that are intended to profit from pricing inefficiencies. Global macro strategies generally focus on major economic opportunities across numerous markets and investments.

The Fund may take long and/or short positions in a wide range of asset classes, including equities, fixed income, commodities and currencies, among others. Long positions benefit from an increase in the price of the underlying instrument or asset class, while short positions benefit from a decrease in that price. The Fund may use derivatives for hedging and nonhedging (investment) purposes. Such derivative investments may include futures contracts, swaps, options and currency forward contracts. The Fund may engage in active and frequent trading as part of its investment strategies.

Manager’s Discussion

The Fund’s assets were allocated to three strategies during the period: long short equity, event driven and relative value. Each of these strategies contributed to Fund performance during the period.

The Fund’s long short equity strategy managers were Chilton Investment Co., Impala Asset Management and Jennison Associates. The long short equity strategy was the largest contributor during the period, benefiting from its net long bias in a rallying equity market and stock selection, particularly in the subadvisors’ long portfolios. Subadvisor performance varied depending on market exposure and individual security selection, but all three managers posted strong positive returns for the reporting period. As the equity markets reacted to a new round of earnings announcements, the Fund’s long short equity subadvisors found opportunities in airline and consumer retail stocks. Airlines in particular benefited from declining fuel costs, rising passenger miles flown and continued sector consolidation. Certain consumer retail stocks reported stronger earnings based on rising global

3. The health care sector comprises biotechnology, health care equipment and supplies, health care providers and services, and pharmaceuticals in the Statement of Investments.

6 | Semiannual Report

sales. Because equity markets rallied during the period, the strategy’s most substantial detractors included index hedges. In addition, a swift market rotation out of the biotechnology industry triggered by several disappointing earnings announcements proved challenging for health care sector investments in October, although several rebounded meaningfully in November.3

Our event driven strategy managers were P. Schoenfeld Asset Management and York Registered Holdings. During the period, the Fund’s event driven allocation was the second-largest contributor to performance. Security selection and active trading were responsible for a portion of the gains, and the strategy also benefited from the equity market rally, which provided a tailwind for several merger arbitrage and special situations equity positions. This was particularly notable in the telecommunication services sector, where subadvisors found a number of attractive opportunities. Other notable contributors included event-driven opportunities in the information technology and industrials sectors.4 Given the aforementioned equity market strength, the strategy’s primary detractors were the subadvisors’ hedging positions.

The Fund’s relative value strategy managers were Basso Capital Management, Lazard Asset Management, Chatham Asset Management and Loomis, Sayles & Co. The relative value strategy also contributed to performance during the period. Although this strategy represented the Fund’s largest allocation at period-end, its lower sensitivity to equity markets constrained performance relative to the broader markets. Because of the varying market risk exposure of the subadvisors’ portfolios, this group also had the largest dispersion in performance. Similar to other strategies, individual position performance drivers were diverse, with positive contributions from convertible arbitrage and high yield credit investments, particularly in the energy, media and hospitality sectors.5 As with other strategies, primary detractors included market hedges implemented via equity and credit index futures, options, and swaps, along with several single-issuer short exposures.

4. The information technology sector comprises computers and peripherals, Internet software and services, semiconductors and semiconductor equipment, and software in the Statement of Investments. The industrials sector comprises aerospace and defense, airlines, commercial and professional services, commercial services and supplies, engineering and construction, electrical equipment, industrial conglomerates, machinery and transportation in the Statement of Investments.

5. The energy sector comprises energy equipment and services and oil; gas and consumable fuels in the Statement of Investments. Hospitality comprises hotels, restaurants and leisure in the Statement of Investments.

What is an option?

An option is a contract to buy or sell a specific financial product known as the option’s underlying instrument at a specific price. The buyer of an option has the right, but not the obligation, to buy or sell the underlying instrument at or until a specified expiration date. Conversely, the seller (“writer”) of an option who opens a transaction is obligated to buy or sell the underlying instrument should the option holder exercise that right.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

Semiannual Report | 7

Thank you for your participation in Franklin K2 Alternative Strategies Fund. We look forward to serving your future investment needs.

Portfolio Managers

Franklin K2 Alternative Strategies Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

8 | Semiannual Report

Performance Summary as of 11/30/13

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price Information
Class A (Symbol: FAAAX)		Change	11/30/13	10/11/13
Net Asset Value (NAV)	+$	0.23	$10.23	$10.00
Class C (Symbol: FASCX)		Change	11/30/13	10/11/13
Net Asset Value (NAV)	+$	0.23	$10.23	$10.00
Class R (Symbol: FSKKX)		Change	11/30/13	10/11/13
Net Asset Value (NAV)	+$	0.23	$10.23	$10.00
Class R6 (Symbol: FASRX)		Change	11/30/13	10/11/13
Net Asset Value (NAV)	+$	0.23	$10.23	$10.00
Advisor Class (Symbol: FABZX)		Change	11/30/13	10/11/13
Net Asset Value (NAV)	+$	0.23	$10.23	$10.00

Semiannual Report | 9

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Aggregate total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

Class A			Inception (10/11/13)
Cumulative Total Return[2]		+	2.30%
Aggregate Total Return[3]			-3.58%
Aggregate Total Return (12/31/13)[4]			-1.78%
Value of $10,000 Investment[5]			$9,642
Total Annual Operating Expenses[6]	2.75% (with waiver)		3.54% (without waiver)
Class C			Inception (10/11/13)
Cumulative Total Return[2]		+	2.30%
Aggregate Total Return[3]		+	1.30%
Aggregate Total Return (12/31/13)[4]		+	3.11%
Value of $10,000 Investment[5]			$10,130
Total Annual Operating Expenses[6]	3.45% (with waiver)		4.24% (without waiver)
Class R			Inception (10/11/13)
Cumulative Total Return[2]		+	2.30%
Aggregate Total Return[3]		+	2.30%
Aggregate Total Return (12/31/13)[4]		+	4.21%
Value of $10,000 Investment[5]			$10,230
Total Annual Operating Expenses[6]	2.95% (with waiver)		3.74% (without waiver)
Class R6			Inception (10/11/13)
Cumulative Total Return[2]		+	2.30%
Aggregate Total Return[3]		+	2.30%
Aggregate Total Return (12/31/13)[4]		+	4.21%
Value of $10,000 Investment[5]			$10,230
Total Annual Operating Expenses[6]	2.44% (with waiver)		3.23% (without waiver)
Advisor Class			Inception (10/11/13)
Cumulative Total Return[2]		+	2.30%
Aggregate Total Return[3]		+	2.30%
Aggregate Total Return (12/31/13)[4]		+	4.21%
Value of $10,000 Investment[5]			$10,230
Total Annual Operating Expenses[6]	2.45% (with waiver)		3.24% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

10 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s performance depends on the manager’s skill in selecting, overseeing, and allocating fund assets. The Fund is actively managed and could experience losses if the investment manager’s and subadvisors’ judgment about particular investments made for the Fund’s portfolio prove to be incorrect. Some subadvisors may have little or no experience managing registered investment companies. Foreign investments are subject to greater investment risk such as political, economic, credit and information risks as well as risk of currency fluctuations. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses that significantly exceed the Fund’s initial investment. Lower rated or high yield debt securities involve greater credit risk, including the possibility of default or bankruptcy. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Merger arbitrage investments risk loss if a proposed reorganization in which the Fund invests is renegotiated or terminated. Liquidity risk exists when securities have become more difficult to sell at the price they have been valued. The Fund may invest in investment funds, which may be more costly than investing in the underlying securities directly. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 10/4/14 and a fee waiver related to a subsidiary. Fund investment results reflect the expense reductions, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the period indicated.
3. Aggregate total return represents the change in value of an investment over the period indicated. Since the Fund has existed for less than one year, average annual total return is not available.
4. In accordance with SEC rules, we provide standardized total return information through the latest calendar quarter.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the period indicated.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 11

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the periods indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning		Expenses Paid
	Account Value		During Period*
	Actual 10/11/13	Ending Account	Actual 10/11/13–11/30/13
Class A	Hypothetical 6/1/13	Value 11/30/13	Hypothetical 6/1/13–11/30/13
Actual	$1,000	$1,023.00	$3.52
Hypothetical (5% return before expenses)	$1,000	$1,012.33	$12.81
Class C
Actual	$1,000	$1,023.00	$3.77
Hypothetical (5% return before expenses)	$1,000	$1,011.43	$13.72
Class R
Actual	$1,000	$1,023.00	$3.59
Hypothetical (5% return before expenses)	$1,000	$1,012.08	$13.06
Class R6
Actual	$1,000	$1,023.00	$3.39
Hypothetical (5% return before expenses)	$1,000	$1,012.78	$12.36
Advisor Class
Actual	$1,000	$1,023.00	$3.41
Hypothetical (5% return before expenses)	$1,000	$1,012.73	$12.41

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 2.54%; C: 2.72%; R: 2.59%; R6: 2.45% and Advisor: 2.46%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period for Hypothetical expenses. For Actual expenses, the multiplier is 50/365 to reflect the number of days since inception.

Semiannual Report | 13

Franklin Alternative Strategies Funds

Financial Highlights

Franklin K2 Alternative Strategies Fund
Period Ended
November 30,
2013 [a]
Class A	(unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.01)
Net realized and unrealized gains (losses)	0.24
Total from investment operations	0.23
Net asset value, end of period	$10.23

Total return[d]	2.30%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates[f]	4.71%
Expenses net of waiver and payments by affiliates[f]	2.54%
Expenses incurred in connection with securities sold short	0.31%
Net investment income (loss)	(0.47)%

Supplemental data
Net assets, end of period (000’s)	$30,711
Portfolio turnover rate	47.72%

aFor the period October 11, 2013 (commencement of operations) to November 30, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and interest expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the period presented.
See Note 1(f).

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Alternative Strategies Funds

Financial Highlights (continued)

Franklin K2 Alternative Strategies Fund
Period Ended
November 30,
2013 [a]
Class C	(unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.01)
Net realized and unrealized gains (losses)	0.24
Total from investment operations	0.23
Net asset value, end of period	$10.23

Total return[d]	2.30%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates [f]	4.89%
Expenses net of waiver and payments by affiliates[f]	2.72%
Expenses incurred in connection with securities sold short	0.31%
Net investment income (loss)	(0.65)%

Supplemental data
Net assets, end of period (000’s)	$10,254
Portfolio turnover rate	47.72%

aFor the period October 11, 2013 (commencement of operations) to November 30, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and interest expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the period presented.
See Note 1(f).

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin Alternative Strategies Funds

Financial Highlights (continued)

Franklin K2 Alternative Strategies Fund
Period Ended
November 30,
2013 [a]
Class R	(unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.01)
Net realized and unrealized gains (losses)	0.24
Total from investment operations	0.23
Net asset value, end of period	$10.23

Total return[d]	2.30%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates [f]	4.76%
Expenses net of waiver and payments by affiliates[f]	2.59%
Expenses incurred in connection with securities sold short	0.31%
Net investment income (loss)	(0.52)%

Supplemental data
Net assets, end of period (000’s)	$10,230
Portfolio turnover rate	47.72%

aFor the period October 11, 2013 (commencement of operations) to November 30, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and interest expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the period presented.
See Note 1(f).

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Alternative Strategies Funds

Financial Highlights (continued)

Franklin K2 Alternative Strategies Fund
Period Ended
November 30,
2013 [a]
Class R6	(unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.01)
Net realized and unrealized gains (losses)	0.24
Total from investment operations	0.23
Net asset value, end of period	$10.23

Total return[d]	2.30%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates [f]	4.62%
Expenses net of waiver and payments by affiliates[f]	2.45%
Expenses incurred in connection with securities sold short	0.31%
Net investment income (loss)	(0.38)%

Supplemental data
Net assets, end of period (000’s)	$10,232
Portfolio turnover rate	47.72%

aFor the period October 11, 2013 (commencement of operations) to November 30, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and interest expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the period presented.
See Note 1(f).

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Franklin Alternative Strategies Funds

Financial Highlights (continued)

Franklin K2 Alternative Strategies Fund
Period Ended
November 30,
2013 [a]
Advisor Class	(unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.01)
Net realized and unrealized gains (losses)	0.24
Total from investment operations	0.23
Net asset value, end of period	$10.23

Total return[d]	2.30%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates [f]	4.63%
Expenses net of waiver and payments by affiliates[f]	2.46%
Expenses incurred in connection with securities sold short	0.31%
Net investment income (loss)	(0.39)%

Supplemental data
Net assets, end of period (000’s)	$31,317
Portfolio turnover rate	47.72%

aFor the period October 11, 2013 (commencement of operations) to November 30, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and interest expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the period presented.
See Note 1(f).

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited)

Franklin K2 Alternative Strategies Fund	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests 49.5%
Aerospace & Defense 1.2%
The Boeing Co.	United States	2,011	$269,977
European Aeronautic Defence and Space Co.	France	3,412	242,234
[a] General Dynamics Corp.	United States	2,400	219,984
Transdigm Group, Inc.	United States	97	15,182
[a] United Technologies Corp.	United States	3,385	375,261
			1,122,638

Air Freight & Logistics 0.5%
[a] United Parcel Service, Inc.	United States	4,259	436,037
[k] XPO Logistics, Inc.	United States	1,416	32,511
			468,548

Airlines 1.7%
Copa Holdings SA, A	Panama	1,484	224,707
[a] Delta Air Lines, Inc.	United States	22,238	644,457
Deutsche Lufthansa AG	Germany	11,583	251,531
Japan Airlines Co. Ltd.	Japan	2,700	137,340
[k] United Continental Holdings, Inc.	United States	3,210	125,993
[k] US Airways Group, Inc.	United States	7,459	175,137
			1,559,165

Auto Components 0.4%
Cooper Tire & Rubber Co.	United States	5,229	128,633
[k] TRW Automotive Holdings Corp.	United States	150	11,640
[k] Visteon Corp.	United States	3,189	250,783
			391,056

Automobiles 1.6%
[a] Ford Motor Co.	United States	17,365	296,594
[a,k] General Motors Co.	United States	21,698	840,364
[a] Harley-Davidson, Inc.	United States	4,175	279,808
Nissan Motor Co. Ltd.	Japan	5,800	53,003
Toyota Motor Corp., ADR	Japan	123	15,381
			1,485,150

Beverages 2.5%
[a] Anheuser-Busch Inbev NV, ADR	Belgium	5,181	529,032
Beam, Inc.	United States	6,858	463,120
[a] Brown-Forman Corp.	United States	6,300	472,626
[a,k] Constellation Brands, Inc.	United States	4,124	290,371
[a] Diageo PLC, ADR	United Kingdom	3,700	472,379
SABMiller PLC	United Kingdom	2,203	113,693
			2,341,221

Biotechnology 4.9%
[k] ACADIA Pharmaceuticals	United States	3,921	91,320
[a,k] Acceleron Pharma, Inc.	United States	217	4,724
[a,k] Agios Pharmaceuticals, Inc.	United States	544	9,547
[k] Alexion Pharmaceuticals, Inc.	United States	3,142	391,179

Semiannual Report | 19

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[a,k] Alnylam Pharmaceuticals, Inc.	United States	3,338	$204,286
[k] Biocryst Pharmaceuticals, Inc.	United States	1,401	9,036
[a,k] Biogen Idec, Inc.	United States	1,088	316,575
[k] Biomarin Pharmaceutical, Inc.	United States	7,723	543,545
[k] Bluebird Bio, Inc.	United States	1,944	39,697
[a,k] Celgene Corp.	United States	497	80,400
[a,k] Celldex Therapeutics, Inc.	United States	13,252	367,876
[k] Chimerix, Inc.	United States	725	11,615
[a,k] Conatus Pharmaceuticals, Inc.	United States	2,624	16,741
[a,k] Elan Corp. PLC, ADR	Ireland	11,801	213,362
[k] Exelixis, Inc.	United States	6,648	38,758
[k] Fibrocell Science, Inc.	United States	7,408	30,373
[k] Gilead Sciences, Inc.	United States	6,413	479,757
[k] Incyte Corp. Ltd.	United States	6,913	322,146
[a,k] Isis Pharmaceuticals, Inc.	United States	6,366	246,746
[a,k] KYTHERA Biopharmaceuticals, Inc.	United States	780	30,404
[k] MacroGenics, Inc.	United States	388	10,270
[b,k] Merrimack Pharmaceuticals, Inc.	United States	16,331	64,344
[a,k] OvaScience, Inc.	United States	2,025	19,379
[k] Portola Pharmaceuticals, Inc.	United States	2,798	69,950
Prothena Corp. PLC	Ireland	1,510	42,627
[k] PTC Therapeutics, Inc.	United States	2,878	45,098
[a,k] Puma Biotechnology, Inc.	United States	2,466	122,782
[k] QLT, Inc.	Canada	2,052	11,450
[k] Regulus Therapeutics, Inc.	United States	1,408	8,856
[a,k] Sangamo Biosciences, Inc.	United States	4,676	57,094
[a,k] Synta Pharmaceuticals Corp.	United States	11,455	58,077
[a,k] Targacept, Inc.	United States	2,633	15,140
[k] Tetraphase Pharmaceuticals, Inc.	United States	2,824	33,210
[k] TG Therapeutics, Inc.	United States	1,785	7,872
[k] Verastem, Inc.	United States	1,959	20,726
[a,k] Vertex Pharmaceuticals, Inc.	United States	6,328	439,290
[k] ZIOPHARM Oncology, Inc.	United States	6,456	26,986
			4,501,238

Capital Markets 0.2%
Lazard Ltd., A	United States	3,600	150,228

Chemicals 3.2%
[a] Air Products & Chemicals, Inc.	United States	6,808	740,914
[a] Airgas, Inc.	United States	2,700	293,301
BASF SE	Germany	729	77,841
The Dow Chemical Co.	United States	487	19,022
Eastman Chemical Co.	United States	1,260	97,058
[a] Ecolab, Inc.	United States	3,200	342,944
[a] PPG Industries, Inc.	United States	633	116,510
RockWood Holdings, Inc.	United States	182	12,460
[a] The Sherwin-Williams Co.	United States	3,012	551,286

20 | Semiannual Report

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests (continued)
Chemicals (continued)
Tronox Ltd., A	United States	500	$10,625
[a,k] WR Grace & Co.	United States	6,800	653,004
			2,914,965

Commercial Banks 1.2%
Bank of Ayudhya PCL	Thailand	72,192	86,558
CIT Group, Inc.	United States	4,143	209,139
Commerzbank AG	Germany	5,471	81,309
Danske Bank AS	Denmark	12,930	293,872
HSBC Holdings PLC, ADR	United Kingdom	145	8,134
Intesa Sanpaolo SpA, di Risp	Italy	42,243	84,072
[a] Wells Fargo & Co.	United States	8,000	352,160
			1,115,244

Commercial Services & Supplies 0.9%
[k] EnerNOC, Inc.	United States	10,323	177,039
[k] Metalico, Inc.	United States	6,500	11,440
[a] Pitney Bowes, Inc.	United States	4,100	94,997
Tyco International Ltd.	United States	13,067	498,376
			781,852

Computers & Peripherals 0.4%
[a] Apple, Inc.	United States	546	303,614
EMC Corp.	United States	840	20,034
			323,648

Diversified Financial Services 1.2%
[a,k] Berkshire Hathaway, Inc., B	United States	1,900	221,407
[b] Citigroup, Inc.	United States	6,679	353,453
Gain Capital Holdings, Inc.	United States	1,000	9,100
[a] Moody’s Corp.	United States	5,700	425,391
Wisdomtree Japan Hedge Equity Fund, ETF	Japan	2,304	115,914
			1,125,265

Diversified Telecommunication Services 0.8%
AT&T, Inc.	United States	500	17,605
[b] Koninklijke KPN NV	Netherlands	166,223	540,596
Telecom Italia, SpA	Italy	92,908	71,374
[k] TW Telecom, Inc.	United States	3,485	98,695
[b] Verizon Communications, Inc.	United States	395	19,600
			747,870

Electrical Equipment 0.5%
Eaton Corp. PLC	Ireland	2,577	187,245
[a] Rockwell Automation, Inc.	United States	2,522	286,449
			473,694

Electronic Equipment, Instruments & Components 0.0%†
[k] Universal Display Corp.	United States	1,000	36,110

Semiannual Report | 21

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests (continued)
Energy Equipment & Services 0.6%
[a] Halliburton Co.	United States	3,209	$169,050
[a] Helmerich & Payne, Inc.	United States	2,816	216,832
Nabors Industries Ltd.	United States	9,701	160,552
			546,434

Food & Staples Retailing 2.0%
[a] Costco Wholesale Corp.	United States	7,340	920,656
CVS Caremark Corp.	United States	190	12,723
Dairy Farm International Holdings Ltd.	Hong Kong	3,600	37,296
[a] Wal-mart Stores, Inc.	United States	5,514	446,689
[a] Walgreen Co.	United States	7,120	421,504
			1,838,868

Food Products 0.4%
Lindt & Spruengli AG	Switzerland	1	51,304
[a] Mondelez International, Inc.	United States	10,247	343,582
			394,886

Gas 0.0%†
Tokyo Gas Co. Ltd., ADR	Japan	362	7,218

Health Care Equipment & Supplies 0.9%
[a] Abbott Laboratories	United States	3,042	116,174
[a] Becton Dickinson and Co.	United States	3,400	369,206
[a,k] Derma Sciences, Inc.	United States	4,010	46,516
[k] GenMark Diagnostics, Inc.	United States	7,830	93,177
[k] InspireMD, Inc.	United Kingdom	6,873	19,519
[k] Novadaq Technologies, Inc.	Canada	3,926	65,368
PW Medtech Group Ltd.	China	28,766	13,358
[a] St. Jude Medical, Inc.	United States	1,702	99,431
[k] Tandem Diabetes Care, Inc.	United States	281	6,185
[a,k] Tearlab Corp.	United States	751	7,037
Tornier NV	United States	894	16,172
			852,143

Health Care Providers & Services 2.0%
[k] Acadia Healthcare Co., Inc.	United States	2,344	108,293
Aetna, Inc.	United States	2,725	187,834
Celesio AG	Germany	1,870	59,953
[k] Centene Corp.	United States	2,186	130,570
[a] Cigna Corp.	United States	2,094	183,120
[k] Envision Healthcare Holdings, Inc.	United States	948	28,080
HCA Holdings, Inc.	United States	5,977	277,452
Health Management Associates, Inc.	United States	12,880	168,599
[a,k] Healthways, Inc.	United States	8,059	112,907
Mckesson Corp.	United States	564	93,562
[k] Molina Healthcare, Inc.	United States	1,436	48,250
[a,k] Premier, Inc.	United States	869	28,599
Rhoen-klinikum AG	Germany	1,136	31,644

22 | Semiannual Report

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests (continued)
Health Care Providers & Services (continued)
[a] Unitedhealth Group, Inc.	United States	3,130	$233,122
[a] Universal Health Services, Inc.	United States	1,914	157,771
			1,849,756

Health Care Technology 0.0%†
Allscripts Healthcare Solutions, Inc.	United States	2,046	30,567

Hotels, Restaurants & Leisure 1.8%
[a] Domino’s Pizza, Inc.	United States	5,200	359,476
[a] Las Vegas Sands Corp.	United States	5,680	407,143
[a] McDonald’s Corp.	United States	1,871	182,179
[a] Starbucks Corp.	United States	3,105	252,933
Tim Hortons, Inc.	Canada	734	42,502
Wyndham Worldwide Corp.	United States	6,403	459,159
			1,703,392

Household Durables 0.7%
[a,k] NVR, Inc.	United States	333	323,004
Sharp Corp.	Japan	7,000	22,895
Sony Corp., ADR	Japan	1,489	27,249
Sony Corp.	Japan	8,762	159,713
The Ryland Group, Inc.	United States	3,810	150,571
			683,432

Household Products 0.3%
[a] Colgate-Palmolive Co.	United States	3,800	250,078

Industrial Conglomerates 0.1%
Jardine Matheson Holdings, Ltd.	Hong Kong	1,600	80,832
Jardine Strategic Holdings, Ltd.	Hong Kong	1,000	32,050
Siemens AG, ADR	Germany	64	8,456
			121,338

Insurance 0.1%
American International Group, Inc.	United States	1,837	91,391

Internet & Catalog Retail 0.5%
[a,k] Priceline.com, Inc.	United States	390	465,009

Internet Software & Services 0.7%
a.[k] Akamai Technologies, Inc.	United States	3,149	140,823
[a,k] Google, Inc., A	United States	389	412,180
[k] WebMD Health Corp.	United States	1,686	65,198
			618,201

IT Services 1.3%
[a,k] Fleetcor Technologies, Inc.	United States	3,300	401,874
Lender Processing Services	United States	7,919	278,036
[a] Mastercard, Inc.	United States	700	532,567
			1,212,477

Semiannual Report | 23

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests (continued)
Leisure Equipment & Products 0.4%
[a] Polaris Industries, Inc.	United States	2,908	$388,131

Life Sciences Tools & Services 0.8%
[k] Bruker Corp.	United States	2,234	43,206
[k] Fluidigm Corp.	United States	2,948	93,687
[k] Illumina, Inc.	United States	1,438	140,924
[k] Life Technologies Corp.	United States	4,800	363,360
[a,k] Quintiles Transnational Holdings, Inc.	United States	252	10,884
[a,k] WUXI PharmaTech Cayman Inc., ADR	China	2,079	68,877
			720,938

Machinery 0.8%
FANUC Corp.	Japan	456	76,753
[a] Parker Hannifin Corp.	United States	1,640	193,257
[b] Timken Co.	United States	4,688	242,651
[a] The Toro Co.	United States	4,200	259,182
			771,843

Media 2.6%
[a] Comcast Corp.	United States	8,020	399,957
[a,b] DISH Network Corp.	United States	15,941	863,365
Kabel Deutschland Holding AG	Germany	92	11,998
Liberty Global PLC, Series A	United Kingdom	1,231	105,632
Liberty Global PLC, Series C	United Kingdom	1,108	90,247
Sirius XM Holdings, Inc.	United States	57,119	215,339
[a] The Walt Disney Co.	United States	4,300	303,322
[a,b] Time Warner Cable, Inc.	United States	2,752	380,381
			2,370,241

Metals & Mining 0.0%†
[k] Horsehead Holding Corp.	United States	200	2,994

Multiline Retail 1.0%
[a,k] Burlington Stores, Inc.	United States	1,100	31,284
[a,k] Dollar General Corp.	United States	7,560	430,466
[a] Macy’s, Inc.	United States	9,223	491,217
			952,967

Office / Business Equipment 0.0%†
Canon Inc., ADR	Japan	125	4,165

Oil, Gas & Consumable Fuels 1.0%
[a] Berry Petroleum Co., A	United States	3,694	185,882
Chevron Corp.	United States	136	16,652
Exxon Mobil Corp.	United States	185	17,294
Hess Corp.	United States	5,664	459,520
[a] Occidental Petroleum Corp.	United States	1,650	156,684
Royal Dutch Shell PLC, A	United Kingdom	2,391	79,986
Royal Dutch Shell PLC, ADR	United Kingdom	186	12,406

24 | Semiannual Report

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests (continued)
Oil, Gas & Consumable Fuels (continued)
Statoil ASA, ADR	Norway	354	$7,979
Total SA, ADR	France	270	16,287
			952,690

Pharmaceuticals 2.5%
Actavis PLC	United States	738	120,346
[k] Aerie Pharmaceuticals, Inc.	United States	986	11,093
[a] Allergan, Inc.	United States	1,436	139,364
[a,k] Aratana Therapeutics, Inc.	United States	1,298	25,700
Bayer AG	Germany	131	17,489
Bristol-Myers Squibb Co.	United States	6,873	353,135
CFR Pharmaceuticals SA	Chile	458,867	103,300
[k] Corcept Therapeutics, Inc.	United States	7,993	17,185
Eli Lilly & Co.	United States	397	19,937
GlaxoSmithKline PLC, ADR	United Kingdom	161	8,520
Johnson & Johnson	United States	170	16,092
Merck & Co., Inc.	United States	3,702	184,471
[k] Mylan, Inc.	United States	3,676	162,222
Novo Nordisk AS, ADR	Denmark	422	75,424
[k] Pacira Pharmaceuticals, Inc.	United States	2,772	152,987
[a] Perrigo Co. PLC	United States	1,109	172,882
[a] Pfizer, Inc.	United States	3,728	118,289
[k] Repros Therapeutics, Inc.	United States	4,539	77,844
Roche Holding AG	Switzerland	1,040	289,931
Roche Holdings Ltd., ADR	Switzerland	175	12,259
[k] Sagent Pharmaceuticals, Inc.	United States	919	20,870
Sanofi, ADR	France	240	12,679
[k] The Medicines Co.	United States	3,841	140,619
[a,k] XenoPort, Inc.	United States	1,909	10,194
Zoetis, Inc.	United States	1,543	48,064
			2,310,896

Professional Services 0.5%
[a,k] Verisk Analytics, Inc.	United States	6,300	410,193

Real Estate Investment Trusts (REITs) 0.5%
American Tower Corp.	United States	1,488	115,722
Mid-America Apartment Communities, Inc.	United States	2,217	133,552
Weyerhaeuser Co.	United States	7,485	225,523
			474,797

Real Estate Management & Development 0.7%
[a,k] CBRE Group, Inc.	United States	14,346	347,747
[k] Realogy Holdings Corp.	United States	5,750	272,493
			620,240

Semiannual Report | 25

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests (continued)
Road & Rail 1.5%
[a,k] Hertz Global Holdings, Inc.	United States	20,408	$495,098
[a] JB Hunt Transport Services, Inc.	United States	3,095	232,713
[a] Union Pacific Corp.	United States	4,127	668,739
			1,396,550

Semiconductors & Semiconductor Equipment 0.3%
Avago Technologies Ltd.	United States	2,030	90,802
KLA-Tencor Corp.	United States	130	8,303
NXP Semiconductors NV	Netherlands	3,883	165,027
Texas Instruments, Inc.	United States	396	17,028
			281,160

Software 0.5%
[k] Adobe Systems, Inc.	United States	3,094	175,678
[k] Broadsoft, Inc.	United States	2,000	53,140
[b] Microsoft Corp.	United States	7,156	272,858
			501,676

Specialty Retail 1.1%
[a] CST Brands, Inc.	United States	4,451	146,393
[b,k] Jos A Bank Clothiers, Inc.	United States	1,090	61,934
[a] The Home Depot, Inc.	United States	4,595	370,679
[a] Tiffany & Co.	Unites States	4,600	410,044
			989,050

Telecommunication Services 0.0%†
[b] Alcatel-Lucent, rts., 12/03/13	France	26,750	7,631

Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.	United States	1,297	91,659
Cie Financiere Richemont SA	Switzerland	1,611	163,686
Hermes International	France	100	34,913
Luxottica Group, SpA	Italy	2,410	127,619
[k] Under Armour, Inc.	United States	2,400	193,680
			611,557

Thrifts & Mortgage Finance 0.0%†
[k] Fannie Mae	United States	6,000	15,900

Tobacco 0.0%†
Altria Group, Inc.	United States	338	12,499
British American Tobacco PLC, ADR	United Kingdom	77	8,187
Philip Morris International, Inc.	United States	94	8,041
			28,727

Trading Companies & Distributors 0.0%†
Mitsubishi Corp., ADR	Japan	297	11,726
Mitsui & Co. Ltd., ADR	Japan	41	11,393
			23,119

26 | Semiannual Report

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests (continued)
Wireless Telecommunications Services 2.0%
[k] Crown Castle International Corp.	United States	4,003	$297,143
[k] Leap Wireless International, Inc.	United States	11,144	185,102
[k] SBA Communications Corp.	United States	1,795	152,880
[k] Sprint Corp.	United States	33,363	279,916
[k] T-Mobile US, Inc.	United States	14,695	382,217
[b] Vodafone Group PLC, ADR	United Kingdom	14,725	546,150
			1,843,408

Total Common Stocks and Other Equity Interests
(Cost $43,468,411)			45,881,955

Preferred Stocks 2.7%
Aerospace & Defense 0.0%†
Rolls-Royce Holdings PLC, C	United Kingdom	838,500	1,373

Agriculture 0.1%
Bunge Ltd., 4.875%, cvt.	United States	700	74,550

Banks 0.3%
[k] National Bank Greece SA, 9.00%	Greece	563	8,406
[l] Royal Bank of Scotland Group PLC, perpetual, junior sub. note,
Series L, 5.75%	United Kingdom	10,000	202,500
Series M, 5.75%	United Kingdom	949	20,565
Series N, 6.35%	United Kingdom	491	10,552
Series P, 6.25%	United Kingdom	40	847
Series R, 6.125%	United Kingdom	124	2,585
Series S, 6.60%	United Kingdom	347	7,745
			253,200

Energy 0.0%†
Dominion Resources, Inc., 6.125%, cvt., A	United States	368	20,181

Food Products 0.1%
Post Holdings, Inc., 3.75%, cvt., b	United States	750	91,222

Insurance 0.2%
Maiden Holding Ltd., 7.25%, cvt., A	United States	1,350	67,999
Metlife, Inc., 5.00%, cvt.	United States	3,000	92,580
			160,579

Machinery 0.0%†
Stanley Black & Decker, Inc., 6.25%	United States	600	61,200

Metals & Mining 0.0%†
ArcelorMittal, 6.00%, cvt.	Luxembourg	825	20,831
Cliffs Natural Resources, Inc., 7.00%, cvt.	United States	491	10,783
			31,614

Semiannual Report | 27

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Rights	Value
Preferred Stocks (continued)
Oil, Gas & Consumable Fuels 0.4%
[c] Chesapeake Energy Corp., 144A, 5.75%, cvt.	United States	17	$19,529
[c,k] Sanchez Energy Corp., 144A, 6.50%, cvt., B	United States	4,900	332,122
Sandridge Energy, Inc., 7.00%, cvt.	United States	75	7,083
			358,734

Real Estate 0.2%
[k] Forestar Group, Inc., 6.00%	United States	6,000	158,160

REITs 0.6%
[a] Health Care REIT, Inc., 6.50%, cvt.	United States	7,330	395,087
istar Financial, Inc., 4.50%	United States	415	24,228
Weyerhaeuser Co., 6.375%, cvt., A	United States	2,310	126,634
			545,949

Thrifts & Mortgage Finance 0.2%
[k] Fannie Mae, 8.25%	United States	2,000	16,300
[k] Freddie Mac, 8.375%	United States	18,256	152,072
			168,372

Tobacco 0.6%
Universal Corp., 6.75%, cvt.	United States	475	570,000

Wireless Telecommunications Service 0.0%†
Crown Castle International Corp., 4.50%, cvt., A	United States	83	8,383

Total Preferred Stocks (Cost $2,523,509)			2,503,517

		Principal Amount*
Convertible Bonds 14.2%
Aerospace & Defense 0.3%
Aar Corp., senior note, 2.25%, 3/01/16	United States	100,000	110,313
[a,d] L-3 Communications Holdings, Inc., senior bond, FRN, 3.00%, 8/01/35	United States	100,000	117,625
			227,938

Airlines 0.6%
[a] Hawaiian Holdings, Inc., senior note, 5.00%, 3/15/16	United States	400,000	529,000

Automobiles 0.1%
[c] Navistar International Corp., senior sub. note, 144A, 4.50%, 10/15/18	United States	100,000	105,500

Biotechnology 0.8%
Biomarin Pharmaceutical, Inc., senior sub. bond, 0.75%, 10/15/18	United States	8,000	8,525
Biomarin Pharmaceutical, Inc., senior sub. note, 1.50%, 10/15/20	United States	108,000	117,382
[c] Cubist Pharmaceuticals, Inc., senior note, 144A, 1.875%, 9/01/20	United States	100,000	112,375
Gilead Sciences, Inc., senior note, 1.625%, 5/01/16	United States	13,000	42,762
Intermune, Inc., senior note, 2.50%, 9/15/18	United States	45,000	40,163
[b] Merrimack Pharmaceuticals, senior note, 4.50%, 7/15/20	United States	500,000	422,187
Mylan, Inc., senior note, 3.75%, 9/15/15	United States	7,000	23,393
			766,787

28 | Semiannual Report

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Convertible Bonds (continued)
Capital Markets 0.8%
[a,c] Ares Capital Corp., senior note, 144A, 4.375%, 1/15/19	United States	500,000	$513,437
[c] Prospect Capital Corp., senior note, 144A, 5.875%, 1/15/19	United States	100,000	104,250
Walter Investment Management Corp., senior sub. bond, 4.50%,
11/01/19	United States	100,000	104,188
			721,875

Communications Equipment 0.1%
Ciena Corp.,
senior bond, 0.875%, 6/15/17	United States	100,000	99,688
[c] senior note, 144A, 3.75%, 10/15/18	United States	14,000	19,311
			118,999

Computers & Peripherals 0.1%
EMC Corp., senior note, 1.75%, 12/01/13	United States	75,000	111,242

Consumer Finance 0.1%
[c] Portfolio Recovery Associates, Inc., senior note, 144A, 3.00%,
8/01/20	United States	100,000	116,187

Construction Materials 0.1%
Cemex Sab De CV, sub. note, 3.25%, 3/15/16	Mexico	100,000	125,500

Diversified Consumer Services 0.1%
Ascent Capital Group Inc., senior note, 4.00%, 7/15/20	United States	100,000	108,188

Electrical Equipment 0.2%
[d] General Cable Corp., sub bond, 5.00%, 11/15/29	United States	100,000	106,813
SolarCity Corp., senior note, 2.75%, 11/01/18	United States	100,000	113,687
			220,500

Electronic Equipment & Instruments 0.6%
[c] Invensense, Inc., senior note, 144A, 1.75%, 11/01/18	United States	50,000	52,344
[a,c] Vishay Intertechnology, Inc., senior bond, 144A, 2.25%, 11/15/40	United States	500,000	525,000
			577,344

Energy & Equipment Services 0.1%
Hornbeck Offshore Services, Inc., senior note, 1.50%, 9/01/19	United States	15,000	18,169
[c] Seacor Holdings, senior bond, 144A, 3.00%, 11/15/28	United States	50,000	50,188
			68,357

Health Care Equipment & Supplies 0.5%
Accuray, Inc., senior note, 3.75%, 8/01/16	United States	100,000	108,500
[d] Hologic, Inc., senior bond, FRN, 2.00%, 12/15/43	United States	100,000	105,812
[d] Hologic, Inc., senior bond, FRN, 2.00%, 3/01/42	United States	20,000	20,475
[a] Nuvasive, Inc., senior note, 2.75%, 7/01/17	United States	150,000	164,250
Volcano Corp., senior note, 1.75%, 12/01/17	United States	100,000	100,313
			499,350

Health Care Providers & Services 1.4%
[c] Healthways, Inc., senior note, 144A, 1.50%, 7/01/18	United States	150,000	141,750
Lifepoint Hospitals, Inc., senior sub. note, 3.50%, 5/15/14	United States	100,000	108,000

Semiannual Report | 29

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Convertible Bonds (continued)
Health Care Providers & Services (continued)
[c] Molina Healthcare, Inc., senior note, 144A, 1.125%, 1/15/20	United States	400,000	$418,500
Omnicare, Inc., Co., senior sub. bond, 3.75%, 4/01/42	United States	350,000	508,594
Omnicare, Inc., senior sub. bond, 3.50%, 2/15/44	United States	100,000	98,750
			1,275,594
Household Durables 0.3%
KB Home, Co., senior note, 1.375%, 2/01/19	United States	100,000	99,312
Meritage Homes Corp., senior bond, 1.875%, 9/15/32	United States	60,000	65,400
Toll Bros Finance Corp., senior bond, 0.50%, 9/15/32	United States	100,000	102,625
			267,337
Household Products 0.1%
[a,c]Jarden Corp., Co., senior sub. note, 144A, 1.50%, 6/15/19	United States	100,000	115,687

Internet & Catalog Retail 0.1%
Priceline.com, Inc., senior note, 1.00%, 3/15/18	United States	9,000	12,679
[c] Priceline.com, Inc., senior note, 144A, 0.35%, 6/15/20	United States	100,000	114,938
			127,617

Internet Software & Services 0.2%
[a,c] Blucora, Inc., senior note, 144A, 4.25%, 4/01/19	United States	75,000	111,281
Web.com Group, Inc., senior note, 1.00%, 8/15/18	United States	100,000	106,875
			218,156
IT Services 0.1%
[c] Servicesource International, Inc., 144A, senior note, 1.50%, 8/01/18	United States	50,000	48,750

Life Sciences Tools & Services 0.2%
[c] Albany Molecular Research Inc., senior note, 144A, 2.25%, 11/15/18	United States	160,000	164,600

Machinery 0.1%
[c] Meritor, Inc., 144A, senior bond, 7.875%, 3/01/26	United States	85,000	106,941

Marine 0.1%
Dryships, Inc., senior bond, 5.00%, 12/01/14	Greece	75,000	73,359

Media 0.6%
[c] Liberty Media Corp., senior bond, 144A, 1.375%, 10/15/23	United States	500,000	519,375

Metals & Mining 0.2%
Ak Steel Corp., senior note, 5.00%, 11/15/19	United States	75,000	93,984
RTI International Metals Inc., senior note, 1.625%, 10/15/19	United States	100,000	107,625
			201,609
Oil, Gas & Consumable Fuels 1.1%
[c] Alon USA Energy, Inc., senior note, 144A, 3.00%, 9/15/18	United States	100,000	115,125
[a] BPZ Resources, Inc., senior note, 8.50%, 10/01/17	United States	400,000	375,500
Chesapeake Energy Corp., senior bond, 2.75%, 11/15/35	United States	100,000	105,812
Cobalt International Energy, Inc., senior note, 2.625%, 12/01/19	United States	100,000	100,437
Goodrich Petroleum Corp., senior bond, 5.00%, 10/01/32	United States	75,000	78,656
[c] Green Plains Renewable Energy, Inc., senior note, 144A, 3.25%,
10/01/18	United States	100,000	109,125

30 | Semiannual Report

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Convertible Bonds (continued)
Oil, Gas & Consumable Fuels (continued)
[d] Peabody Energy Corp., junior sub. bond, FRN, 4.75%, 12/15/41	United States	75,000	$60,563
Stone Energy Corp., senior note, 1.75%, 3/01/17	United States	50,000	54,219
[c] Vantage Drilling Co., 144A, 5.50%, 7/15/43	United States	30,000	32,700
			1,032,137

Pharmaceuticals 0.3%
Array Bio, Inc., senior note, 3.00%, 6/01/20	United States	100,000	111,375
Auxilium Pharmaceuticals, Inc., senior note, 1.50%, 7/15/18	United States	100,000	109,750
			221,125

Professional Services 1.0%
[a,c] CBIZ, Inc., senior sub. note, 144A, 4.875%, 10/01/15	United States	700,000	927,062
Real Estate Investment Trusts (REITs) 1.5%
[c] American Residential Properties Op LP, Co., senior note, 144A, 3.25%,
11/15/18	United States	100,000	103,563
[a] Annaly Capital Management, Inc., senior note, 5.00%, 5/15/15	United States	475,000	481,828
[c] Campus Crest Communities Operating Partnership LP, Co., senior note,
144A, 4.75%, 10/15/18	United States	100,000	102,125
Colony Financial, Inc., senior bond, 5.00%, 4/15/23	United States	100,000	103,625
[c] Northstar Realty Finance LP, Co., senior bond, 144A, 5.375%, 6/15/33	United States	100,000	107,125
Rait Financial Trust, senior bond, 7.00%, 4/01/31	United States	100,000	132,875
Redwood Trust, Inc., senior note, 4.625%, 4/15/18	United States	100,000	103,313
Resource Capital Corp., senior note, 6.00%, 12/01/18	United States	100,000	100,875
Starwood Property Trust, Inc., senior note, 4.55%, 3/01/18	United States	100,000	110,187
			1,345,516

Real Estate Management & Development 0.1%
[c] Forest City Enterprises, Inc., senior note, 144A, 3.625%, 8/15/20	United States	100,000	103,750

Semiconductors & Semiconductor Equipment 0.7%
[a] Intel Corp., junior sub. bond, 2.95%, 12/15/35	United States	100,000	108,750
Micron Technology, Inc., senior bond,
2.375%, 5/01/32	United States	5,000	11,266
3.125%, 5/01/32	United States	55,000	122,547
3.00%, 11/15/43	United States	250,000	239,844
[c] Nvidia Corp., senior note, 144A, 1.00%, 12/01/18	United States	150,000	150,937
Xilinx, Inc., senior note, 2.625%, 6/15/17	United States	10,000	15,631
			648,975

Software 0.7%
[a,c] Concur Technologies, Inc., senior note, 144A, 0.50%, 6/15/18	United States	250,000	279,844
Electronic Arts, Inc., senior note, 0.75%, 7/15/16	United States	100,000	104,187
[c] Netsuite, Inc., senior note, 144A, 0.25%, 6/01/18	United States	90,000	96,187
[a] Take-two Interactive Software, Inc., senior bond, 1.00%, 7/01/18	United States	150,000	157,594
			637,812

Textiles, Apparel & Luxury Goods 0.6%
[c] Iconix Brand Group, Inc., senior sub. note, 144A, 1.50%, 3/15/18	United States	400,000	549,000

Thrift & Mortgage Finance 0.1%
[c] MGIC Investment Corp., junior sub. bond, 144A, 9.00%, 4/01/63	United States	100,000	115,125

		Semiannual Report | 31

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

		Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
		Convertible Bonds (continued)
		Tobacco 0.1%
		[d] Vector Group Ltd., senior bond, 2.50%, 1/15/19	United States	40,000		$47,326

		Transportation Infrastructure 0.1%
		Aegean Marine Petroleum, senior note, 4.00%, 11/01/18	Greece	100,000		104,813

		Total Convertible Bonds (Cost $12,887,767)				13,148,433

		Corporate Bonds, Notes and Senior Floating Rate
		Interests 18.0%
		Aerospace & Defense 0.5%
		[d] Accudyne Industries LLC (Silver II U.S. Holdings/Hamilton), 2013
		Specified Refinancing Term Loan, first lien, senior secured, FRN,
		4.00%, 12/13/19	United States	41,000		41,074
		[c] Erickson Air-crane, Inc., secured note, second lien, 144A, 8.25%,
		5/01/20	United States	350,000		358,312
		Transdigm, Inc., first lien, senior secured, Tranche C Term Loan, 3.75%,
		2/28/20	United States	20,000		20,132
						419,518

		Automobiles 0.1%
		Ford Motor Co., 4.25%, 11/15/16	United States	20,000		40,563
		[c] General Motors Co., senior bond, 144A, 4.875%, 10/02/23	United States	60,000		60,675
						101,238

		Banks 0.1%
		[c] Dresdner Funding Trust I, junior sub. bond, 144A, 8.151%, 6/30/31	Germany	100,000		103,500
		HSH Nordbank AG, junior sub. bond, 7.408%, 6/29/49	Germany	10,000	EUR	3,950
						107,450

		Beverages 0.1%
		[d] Coca-Cola Co., FRN, senior note, 0.342%, 11/01/16	United States	80,000		80,151
		[c] Crestview DS Merger Sub II Inc., second lien, Term Loan, secured note,
		144A, 10.00%, 9/01/21	United States	35,000		37,275
						117,426

		Building Products 0.0%†
		[c] USG Corp., senior note, 144A, 5.875%, 11/01/21	United States	40,000		41,450

		Chemicals 0.7%
		[d] Chemtura, FRN, first lien, senior secured note, 3.50%, 8/27/16	United States	20,000		20,112
		Hexion US Finance Corp., first lien, senior secured note, 8.875%,
		2/01/18	United States	550,000		574,063
		[d] Monsanto Co., FRN, senior note, 0.438%, 11/07/16	United States	40,000		40,064
						634,239

		Commercial Banks 0.4%
		Royal Bank of Scotland Group PLC, junior sub. bond, 5.25%, 6/29/49	United Kingdom	71,000	EUR	80,779
		[l] Royal Bank of Scotland Group PLC, 5.50%, perpetual	United Kingdom	17,000	EUR	19,757
		Royal Bank of Scotland Group PLC, sub. bond, 6.125%, 12/15/22	United Kingdom	75,000		76,660
		Unicredit, SpA, senior note, 6.95%, 10/31/22	Italy	100,000	EUR	148,635
						325,831
32	|	Semiannual Report

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds, Notes and Senior Floating Rate
Interests (continued)
Commercial Services & Supplies 1.1%
Garda Security, 4.00%, 11/06/20	United States	15,926		$16,042
Harland Clarke, 7.00%, 5/22/18	United States	20,000		20,082
Ipayment, Inc., Co., senior note, 10.25%, 5/15/18	United States	250,000		200,000
TMS International, 4.50%, 10/04/20	United States	20,000		20,083
[c] Wyle Services Corp., senior sub. note, 144A, 10.50%, 4/01/18	United States	744,000		721,680
				977,887

Computers & Peripherals 0.0%†
Dell, Inc., senior note, 4.50%, 3/24/20	United States	20,000		19,841
SanDisk Corp., senior note, 1.50%, 8/15/17	United States	11,000		15,806
				35,647

Diversified Financial Services 0.9%
[d] Bank of America Corp., senior note, FRN, 1.281%, 1/15/19	United States	20,000		20,084
[d] Duff & Phelps, first lien, senior secured note, FRN, 4.50%, 4/23/20	United States	40,000		40,050
[d] Ford Motor Credit Co. LLC, senior note, FRN, 0.992%, 1/17/17	United States	40,000		40,166
[l] General Electric Capital Corp., junior sub., 7.125%, perpetual	United States	100,000		111,430
PHH Corp., senior note, 6.375%, 8/15/21	United States	250,000		252,812
[c] ROC Finance LLC/ROC Finance 1 Corp., secured note, 144A, 12.125%,
9/01/18	United States	300,000		303,750
SLM Corp., senior bond, 8.00%, 3/25/20	United States	20,000		22,775
				791,067

Diversified Telecommunication Services 1.1%
[c] Avaya, Inc., secured note, second lien, 144A, 10.50%, 3/01/21	United States	350,000		318,500
[d] Cincinnati Bell, first lien, senior secured, FRN, 4.00%, 9/10/20	United States	20,000		20,018
[d] Crown Castle Operating Co., New Tranche B Term Loan, 6.50%, FRN,
1/31/19	United States	20,000		20,010
Frontier Communications Corp., senior bond, 9.00%, 8/15/31	United States	550,000		556,875
[c] Level 3 Financing, Inc., 144A, 6.125%, 1/15/21	United States	14,000		14,245
Telecom Italia SpA, senior note, 6.375%, 6/24/19	Italy	50,000	GBP	85,205
				1,014,853

Electrical Equipment 0.0%†
[d] Generac Power Systems, Inc., first lien, senior secured, FRN, 3.50%,
5/31/20	United States	20,000		20,050

Energy 0.6%
[d] Calpine, FRN, first lien, senior secured, 3.00%, 5/03/20	United States	21,000		20,831
[c] Energy Future, second lien, security lien, 144A, 12.25%, 3/01/22	United States	450,000		524,250
				545,081

Energy Equipment & Services 0.0%†
[c] Hercules Offshore, Inc., senior note, 144A, 7.50%, 10/01/21	United States	40,000		42,200

Entertainment 0.2%
Digital Cinema, 3.25%, 5/17/21	United States	40,000		40,000
[c] GLP Capital LP, senior note, 144A, 4.375%, 11/01/18	United States	80,000		81,800
Warner Music, 3.75%, 7/01/20	United States	20,000		20,031
				141,831

		Semiannual Report | 33

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds, Notes and Senior Floating Rate
Interests (continued)
Food Products 0.1%
Arby’s, 5.00%, 11/13/20	United States	25,000		$25,133
[d] Pinnacle Foods, first lien, senior secured, FRN, 3.25%, 4/29/20	United States	40,000		40,021
[d] Reddy Ice Corp., first lien, senior secured, FRN, 6.75%, 4/01/19	United States	10,000		9,994
[d] US Food Service, first lien guaranteed, senior secured, FRN, 4.50%,
3/31/19	United States	20,000		20,108
				95,256

Health Care Equipment & Supplies 0.7%
Accellent, Inc., Co., senior sub. note, 10.00%, 11/01/17	United States	679,000		681,546

Health Care Providers & Services 1.0%
Community Health Systems, Inc., Co., senior note, 7.125%, 7/15/20	United States	350,000		362,687
Health Management Associates, note, 7.375%, 1/15/20	United States	150,000		168,750
[c] MedImpact Holdings, Inc., senior secured note, 144A, 10.50%,
2/01/18	United States	300,000		331,500
WellCare Health Plans, Inc., senior note, 5.75%, 11/15/20	United States	17,000		17,553
				880,490

Home Furnishings 0.0%†
[d] Tempur Pedic, FRN, first lien, senior secured, 3.50%, 3/18/20	United States	40,000		40,038

Hotels, Restaurants & Leisure 1.9%
Caesars Entertainment Resort Properties LLC,
[c] senior secured note, first lien, 144A, 8.00%, 10/01/20	United States	250,000		256,875
[c] secured note, second lien, 144A, 11.00%, 10/01/21	United States	523,000		524,307
[c] Downstream Development Authority of the Quapaw Tribe of Oklahoma,
senior secured note, 144A, 10.50%, 7/01/19	United States	250,000		252,188
Harrahs Operating Co., Inc., 5.625%, 6/01/15	United States	400,000		398,000
[d] Hilton Worldwide Finance LLC, first lien guaranteed, senior secured, FRN,
4.00%, 10/25/20	United States	19,737		19,828
[c] Sugarhouse HSP Gaming Prop Mezzanine LP, secured note, 144A,
6.375%, 6/01/21	United States	300,000		285,750
				1,736,948

Household Durables 0.0%
KB Home, Co., senior note, 7.00%, 12/15/21	United States	30,000		31,050

Household Products 0.7%†
[c] American Achievement Corp., second lien, secured note, 144A,
10.875%, 4/15/16	United States	500,000		531,875
[d] Procter & Gamble Co., senior note, FRN, 0.322%, 11/04/16	United States	80,000		80,105
[d] Wilsonart International Holding LLC, first lien, senior secured, FRN, 4.00%,
10/31/19	United States	20,000		19,800
				631,780

Insurance 0.3%
[d] AmWins first lien, senior secured, FRN, 5.00%, 9/06/19	United States	40,000		40,220
[d] Assicurazioni Generali, SpA, FRN, 7.75%, 12/12/42	Italy	100,000	EUR	155,892

34 | Semiannual Report

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds, Notes and Senior Floating Rate
Interests (continued)
Insurance (continued)
Cooper Gay Swett, 5.00%, 4/16/20	United States	36,000		$35,632
Renaissance, 5.00%, 10/16/20	United States	20,000		20,100
				251,844

Leisure Equipment & Products 0.4%
[d] Sram Cov-lite, first lien, guaranteed senior secured, FRN, 4.00%,
4/10/20	United States	40,000		39,950
Travelport LLC,
senior sub. note, 10.875%, 9/01/16	United States	100,000	EUR	136,868
senior sub. note, 11.875%, 9/01/16	United States	150,000		152,625
				329,443

Media 2.5%
American Media, Inc., senior secured note, first lien, 11.50%,
12/15/17	United States	550,000		602,250
CCO Holdings LLC,
[c]senior bond, 144A, 5.75%, 9/01/23	United States	400,000		379,000
senior bond, 5.75%, 1/15/24	United States	100,000		94,500
[d] Charter Communications Operating LLC, first lien guaranteed,
senior secured, FRN, 3.00%, 7/01/20	United States	20,000		19,782
Clear Channel Communications Inc.,
[c]senior note, 144A, 14.00%, 2/01/21	United States	96,000		85,920
senior note, 5.50%, 9/15/14	United States	185,000		184,075
[d,e] CSC Holdings LLC, first lien senior secured, FRN, 2.668%, 4/17/20	United States	20,000		19,811
Getty Images, 4.75%, 10/18/19	United States	10,000		9,287
Sinclair Television, 3.00%, 4/15/20	United States	40,000		39,591
The Mcclatchy Co., senior secured note, first lien, 9.00%, 12/15/22	United States	300,000		327,000
Postmedia Network, Inc., senior secured note, second lien, 12.50%,
7/15/18	Canada	500,000		560,000
				2,321,216

Metals & Mining 0.0%†
US Steel Corp., senior note, 2.75%, 4/01/19	United States	10,000		12,400
Oil, Gas & Consumable Fuels 2.1%
Arch Coal, Inc., Co.,
senior note, 9.875%, 6/15/19	United States	95,000		82,175
senior bond, 7.25%, 10/01/20	United States	36,000		27,450
senior note, 7.25%, 6/15/21	United States	58,000		44,225
[c] Atlas Energy Holdings Operating Co. LLC, senior note, 144A, 7.75%,
1/15/21	United States	350,000		332,500
Berry Petroleum Co., senior bond, 6.375%, 9/15/22	United States	27,000		27,675
[d] BP Capital Markets, senior note, FRN, 0.658%, 11/07/16	United Kingdom	80,000		80,221
EXCO Resources, Inc., senior note, 7.50%, 9/15/18	United States	400,000		392,000
[c] Halcon Resources Corp., senior note, 144A, 9.25%, 2/15/22	United States	350,000		360,500
Halcon Resources Corp., senior note, 9.75%, 7/15/20	United States	20,000		21,300
[c] Meg Energy Corp., 144A, 7.00%, 3/31/24	Canada	40,000		40,900

Semiannual Report | 35

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Corporate Bonds, Notes and Senior Floating Rate
Interests (continued)
Oil, Gas & Consumable Fuels (continued)
[c] Pacific Rubiales Energy Corp., senior note, 144A, 5.375%, 1/26/19	Colombia	100,000	$100,250
[d] Peabody Energy Corp., Term Loan, FRN, 4.25%, 9/24/20	United States	20,000	20,098
Petroleos De Venezuela SA, 5.50%, 4/12/37	Venezuela	57,000	30,495
[d] Power Buyer LLC, first lien, senior secured, FRN, 4.25%, 5/06/20	United States	8,886	8,811
[d,e] Powerteam Services, FRN, 5.50%, 5/06/20	United States	485	481
[c] Quicksilver Resources, Inc., senior note, 144A, 11.00%, 7/01/21	United States	200,000	215,000
[d] Shell International Finance, senior note, FRN, 0.451%, 11/15/16	Netherlands	80,000	80,059
Talisman Energy, senior bond, 3.75%, 2/01/21	Canada	75,000	72,338
			1,936,478

Packaging & Containers 0.0%†
Pact Group, 3.75%, 5/29/20	United States	20,000	19,888
Pharmaceuticals 0.0%†
[d] Amneal Pharmaceuticals, first lien, guarnateed senior secured, 7.00%,
11/01/19	United States	20,000	20,200
Real Estate 0.0%†
[c] Rialto Holdings LLC, senior bond, 144A, 7.00%, 12/01/18	United States	28,000	28,053

Retailing 1.4%
BJ’s Wholesale Club, 4.50%, 9/26/19	United States	40,000	40,214
[c] Mariposa, 144A, 8.75%, 10/15/21	United States	480,000	496,800
Neiman Marcus, senior note, 5.00%, 10/17/20	United States	20,000	20,148
New Albertsons, Inc., senior bond, 7.45%, 8/01/29	United States	400,000	333,000
[c] Rue21, Inc., senior note, 144A, 9.00%, 10/15/21	United States	570,000	399,000
			1,289,162

Road & Rail 0.1%
[d] Canadian National Railway, FRN, 0.438%, 11/06/15	Canada	80,000	80,100

Semiconductors & Semiconductor Equipment 0.0%†
Amkor Technology, Inc., senior note, 6.375%, 10/01/22	United States	5,000	5,075

Software 0.4%
Blackboard, Inc., B-3 Term Loan, 4.75%, 10/04/18	United States	14,239	14,404
[c] Blackboard, Inc., senior note, 144A, 7.75%, 11/15/19	United States	40,000	39,800
[c] First Data Corp., senior note, 144A, 10.625%, 6/15/21	United States	300,000	325,500
Nuance Communications, senior bond, cvt., 2.75%, 11/01/31	United States	12,000	11,520
[d] Trizetto Group Cov-lite, fist lien, senior secured, FRN, 4.75%, 5/02/18	United States	20,000	19,733
			410,957

Transportation 0.6%
[c] Navios Maritime Acquisition Corp., senior bond, 144A, 8.125%,
11/15/21	United States	300,000	305,250
[c] Topaz Marine SA, senior bond, 144A, 8.625%, 11/01/18	United Arab Emirates	250,000	252,500
			557,750

Total Corporate Bonds, Notes, and Senior Floating Rate
Interests (Cost $16,480,349)			16,675,442

36 | Semiannual Report

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund		Country	Principal Amount*		Value
[f]Corporate Bonds and Notes in Reorganization 0.6%
Electric Utilities 0.6%
Edison Mission Energy,
senior note, 7.75%, 6/15/16		United States	336,000		$252,840
senior note, 7.00%, 5/15/17		United States	142,000		107,210
senior note, 7.20%, 5/15/19		United States	267,000		201,585
					561,635
Oil, Gas & Consumable Fuels 0.0%†
[c] Ogx Austria GmbH, senior bond, 144A, 8.50%, 6/01/18		United Kingdom	200,000		18,000

Transportation 0.0%†
Overseas Shipholding Group, Inc., senior note, 8.125%, 3/30/18		United States	12,000		12,150

Total Corporate Bonds and Notes in Reorganization
(Cost $566,459)					591,785

Foreign Government and Agency Securities 0.6%
[d] Hellenic Republic Government Bonds, senior notes, FRN, 2.00%,
2/24/23 - 2/24/42		Greece	400,000	EUR	293,164
Mexican Bonos, unsecured note, 6.50%, 6/10/21		Mexico	3,000,000	MXN	239,551

Total Foreign Government and Agency Securities
(Cost $544,173)					532,715

Asset-Backed Securities and Commercial Mortgage-Backed
Securities 1.5%
Automobiles & Components 0.1%
HAROT 2013-4 A3, 0.69%, 9/18/17		United States	40,000		40,068
USAA Auto Owner Trust, 0.57%, 8/15/17		United States	20,000		20,022
					60,090

Commercial Mortgage-Backed Securities 0.1%
[d] Government National Mortgage Association, IO, FRN, 1.058%, 6/16/52	.	United States	244,398		17,834
[c] Hilton USA Trust 2013 HLF, 144A, 3.714%, 11/05/30		United States	100,000		100,500
					118,334

Credit Cards 0.6%
[d] American Express Credit Account Master 2012-1, FRN, 0.438%,
1/15/20		United States	100,000		99,715
[d] American Express Credit Account Master 2013-3, FRN, 0.98%,
5/15/19		United States	100,000		100,241
[d] Citibank Credit Card Issuance Trust 2013-A7, FRN, 0.599%, 9/10/20		United States	100,000		100,171
[d] Citibank Credit Card Issuance Trust 2013-A10, FRN, 0.73%, 2/07/18		United States	100,000		100,178
Chait 2013-A8, 1.01%, 10/15/18		United States	100,000		100,387
Comet 2013-A3, 0.96%, 9/16/19		United States	100,000		100,088
					600,780

Other ABS 0.2%
[c] SRFC 2013-3a A, 144A, 2.20%, 10/20/30		United States	100,000		100,632
[c] Tal 2013-2a A, 144A, 3.55%, 11/20/38		United States	100,000		99,980
					200,612

Semiannual Report | 37

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Whole Loan Collateral CMO 0.5%
Alternative Loan Trust 2003-20cb, 5.75%, 10/25/33	United States	36,952	$38,601
Alternative Loan Trust 2003-9t1, 5.50%, 7/25/33	United States	39,995	40,295
BAFC 2005-5 1a1, 5.50%, 9/25/35	United States	35,876	36,823
[d] Bear Stearns Arm Trust 2004-9, FRN, 2.858%, 11/25/34	United States	27,458	26,827
[d] CSFB 2003-27 4a4, FRN, 5.75%, 11/25/33	United States	5,429	5,673
[d] CSFB 2003-ar26 7a1, FRN, 2.655%, 11/25/33	United States	14,593	13,920
[d] CSFB 2003-ar28 4a1, FRN, 2.602%, 12/25/33	United States	10,605	10,141
[d] CSFB 2004-ar4 3a1, FRN, 2.572%, 5/25/34	United States	35,218	33,791
DBALT 2005-3 4a4, 5.25%, 6/25/35	United States	19,318	19,317
[c] FDIC 2013-n1 A, 144A, 4.50%, 10/25/18	United States	19,528	19,780
[d] JP Morgan Mortgage Trust 2006-a7, FRN, 2.563%, 1/25/37	United States	56,209	49,452
[d] MARM 2006-2 3a1, FRN, 2.674%, 1/25/36	United States	24,481	23,348
[d] Provident Funding Mortgage Loan Trust 2005-2, FRN, 2.653%,
10/25/35	United States	18,570	18,423
[d] Volt 2013- Npl4 A1, FRN, 3.96%, 11/25/53	United States	100,000	99,992
			436,383

Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities (Cost $1,412,880)			1,416,199

[f]Municipal Bonds in Reorganization 0.6%
Alliance Airport, Texas, 5.25%, 12/01/29	United States	60,000	68,166
Chicago O’ Hare Airport, Illinois, 5.50%, 12/01/30	United States	30,000	34,188
NYC IDA American Airlines, New York, 6.90%, 8/01/24	United States	300,000	351,729
Puerto Rico American Airlines, Puerto Rico, 6.30%, 6/01/23	United States	50,000	58,094

Total Municipal Bonds in Reorganization (Cost $487,574)			512,177

		Number of Contracts
Options Purchased 0.3%
Calls – Exchange-Traded
Biotechnology 0.0%†
Merrimack Pharmaceuticals, Inc., December Strike Price $2.50, Expires
12/21/13	United States	45	6,638

Diversified Financial Services 0.1%
Citigroup, Inc., June Strike Price $55.00, Expires 6/21/14	United States	75	22,200
S&P 500 Index, January Strike Price $1,875.00, Expires 1/18/14	United States	84	45,360
			67,560

Machinery 0.0%†
Timken Co., March Strike Price $55.00, Expires 3/22/14	United States	8	1,540
Timken Co., March Strike Price $57.50, Expires 3/22/14	United States	8	980
			2,520

Media 0.1%
DISH Network Corp., March Strike Price $55.00, Expires 3/22/14	United States	20	9,000
Time Warner Cable, Inc., April Strike Price $120.00, Expires 4/19/14	United States	15	30,900

38 | Semiannual Report

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Number of Contracts	Value
Options Purchased (continued)
Calls – Exchange-Traded (continued)
Media (continued)
Time Warner Cable, Inc., April Strike Price $125.00, Expires 4/19/14	United States	6	$10,200
Time Warner Cable, Inc., April Strike Price $140.00, Expires 4/19/14	United States	3	1,743
			51,843

Software 0.1%
Microsoft Corp., January Strike Price $37.00, Expires 1/18/14	United States	94	18,330
Microsoft Corp., April Strike Price $37.00, Expires 4/19/14	United States	37	10,138
Vivendi SA, December Strike Price 15.00 EUR, Expires 12/20/13	France	16	8,284
Vivendi SA, December Strike Price 17.00 EUR, Expires 12/20/13	France	11	2,647
Vivendi SA, March Strike Price 20.00 EUR, Expires 3/21/14	France	78	4,980
			44,379

Wireless Telecommunications Services 0.0%†
Vodafone Group PLC ADR, January Strike Price $32.00, Expires
1/18/14	United Kingdom	7	3,640
Vodafone Group PLC ADR, April Strike Price $36.00, Expires 4/19/14	United Kingdom	102	28,662
Vodafone Group PLC ADR, April Strike Price $37.00, Expires 4/19/14	United Kingdom	11	2,145
			34,447
Puts – Exchange-Traded
Diversified Financial Services 0.0%†
S&P 500 Index, December Strike Price $1,700.00, Expires 12/21/13	United States	15	3,600
S&P 500 Index, December Strike Price $1,600.00, Expires 12/31/13	United States	4	540
S&P 500 Index, January Strike Price $1,675.00, Expires 1/18/14	United States	10	5,750
S&P 500 Index, February Strike Price $1,700.00, Expires 2/22/14	United States	3	5,010
Euro STOXX 50 Index, January Strike Price 2,900.00 EUR,
Expires 1/17/14	France	8	1,489
S&P 500 Index, June Strike Price $1,650.00, Expires 6/21/14	United States	7	23,800
			40,189
Diversified Telecommunication Services 0.0%†
Verizon Communications, Inc., April Strike Price $47.00,
Expires 4/19/14	United States	29	4,263

Oil, Gas & Consumable Fuels 0.0%†
BPZ Resources, Inc., December Strike Price $2.00, Expires 12/21/13	United States	66	990

Software 0.0%†
Vivendi SA, December Strike Price 16.00 EUR, Expires 12/20/13	France	58	81
Vivendi SA, December Strike Price 17.42 EUR, Expires 12/20/13	France	20	84
Vivendi SA, January Strike Price 16.00 EUR, Expires 1/17/14	France	66	448
			613

U.S. Government Securities 0.0%†
U.S. Treasury 10 Yr. Note, January Strike Price $122.00,

Expires 1/24/14	United States	114	26,719
Total Options Purchased (Cost $253,935)			280,161

Semiannual Report | 39

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Total Investments before Short Term Investments
(Cost $78,625,057)			$81,542,384
Short Term Investments 0.0%†
U.S. Government and Agency Securities (Cost $49,985) 0.0%†
[a,h] U.S. Treasury Bills, 0.084%, 4/17/14	United States	50,000	49,985

Total Investments before Repurchase Agreements
(Cost $78,675,042)			81,592,369
Repurchase Agreement (Cost $2,585,375) 2.8%
[g] Joint Repurchase Agreement, 0.0717%, 12/02/13
(Maturity Value $2,585,391)	United States	2,585,375	2,585,375
BNP Paribas Securities Corp. (Maturity Value $313,556)
Credit Suisse Securities (USA) LLC (Maturity Value $376,278)
Deutsche Bank Securities, Inc. (Maturity Value $973,710)
HSBC Securities (USA), Inc. (Maturity Value $526,773)
Merrill Lynch, Pierce, Fenner & Smith, Inc. (Maturity Value $244,578)
Morgan Stanley and Co., Inc. (Maturity Value $150,496)
Collateralized by U.S. Government and Agency Securities,
0.004% - 0.37%, 2/28/14 - 2/26/16; U.S. Government and
Agency Securities, zero cpn, 6/1/17; U.S. Treasury Bills, 2/20/14;
U.S. Treasury Bonds, 7.25% - 10.625%, 8/15/15 - 11/15/18;
U.S. Treasury Notes, 0.125% - 4.875%, 11/30/13 - 8/15/23;
U.S. Treasury Notes, Index Linked, 0.5% - 2.375%,
1/15/14 - 7/15/18; U.S. Treasury Notes, zero cpn,
12/12/13 - 11/13/14 (valued at $2,637,099)

Total Investments (Cost $81,260,417) 90.8%			84,177,744

Options Written (0.0)%†			(45,417)
Securities Sold Short (22.2)%			(20,550,649)
Other Assets, less Liabilities 31.4%			29,162,433

Net Assets 100.0%			$92,744,111

		Number of Contracts
Options Written (0.0)%†
Calls – Exchange-Traded
Diversified Telecommunication Services (0.0)%†
Koninklijke KPN NV, December Strike Price 2.40 EUR,
Expires 12/20/13	Netherlands	41	$(334)
Koninklijke KPN NV, December Strike Price 2.30 EUR,
Expires 12/20/13	Netherlands	210	(3,423)
Koninklijke KPN NV, January Strike Price 2.50 EUR, Expires 1/17/14	Netherlands	3	(16)
Verizon Communications, Inc., April Strike Price $50.00,
Expires 4/19/14	United States	17	(3,111)
			(6,884)
Media (0.0)%†
Time Warner Cable, Inc., January Strike Price $140.00, Expires 1/18/14	United States	3	(1,440)
Time Warner Cable, Inc., April Strike Price $135.00, Expires 4/19/14	United States	12	(11,100)
Time Warner Cable, Inc., April Strike Price $145.00, Expires 4/19/14	United States	9	(3,105)
			(15,645)
40 | Semiannual Report

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Number of Contracts	Value
Options Written (continued)
Calls – Exchange-Traded (continued)
Specialty Retail (0.0)%†
Jos A Bank Clothiers, Inc., April Strike Price $60.00, Expires 4/19/14	United States	8	$(1,280)

Software (0.0)%†
Microsoft Corp., April Strike Price $42.00, Expires 4/19/14	United States	37	(2,960)
Vivendi SA, December Strike Price 19.35 EUR, Expires 12/20/13	France	42	(588)
Vivendi SA, December Strike Price 21.29 EUR, Expires 12/20/13	France	20	(28)
			(3,576)

Telecommunication Services (0.0)%†
Alcatel-Lucent, January Strike Price 3.10 EUR, Expires 1/17/14	France	46	(1,444)

Wireless Telecommunications Services (0.0)%†
Vodafone Group PLC, December Strike Price 240.00 GBp,
Expires 12/20/13	United Kingdom t	10	(82)
Puts – Exchange-Traded
Diversified Telecommunication Services (0.0)%†
S&P 500 Index, December Strike Price $1,650.00, Expires 12/21/13	United States	15	(2,438)
S&P 500 Index, December Strike Price $1,525.00, Expires 12/31/13	United States	16	(1,480)
			(3,918)

Machinery (0.0)%†
Timken Co., March Strike Price $47.50, Expires 3/22/14	United States	8	(1,360)
Timken Co., March Strike Price $50.00, Expires 3/22/14	United States	8	(2,080)
			(3,440)

Media (0.0)%†
DISH Network Corp., March Strike Price $41.00, Expires 3/22/14	United States	20	(1,400)
Time Warner Cable, Inc., April Strike Price $105.00, Expires 4/19/14	United States	6	(345)
Time Warner Cable, Inc., April Strike Price $110.00, Expires 4/19/14	United States	9	(495)
			(2,240)

Software (0.0)%†
Microsoft Corp., April Strike Price $33.00, Expires 4/19/14	United States	37	(2,294)
Vivendi SA, March Strike Price 17.00 EUR, Expires 3/21/14	France	78	(4,344)
			(6,638)

Total Options Written (Premiums Received $53,706)			(45,147)

		Shares
[i]Securities Sold Short (22.2)%
Common Stocks and Other Equity Interests (7.2)%
Agriculture (0.4)%
Universal Corp.	United States	6,300	(328,608)

Airlines (0.7)%
Hawaiian Holdings, Inc.	United States	35,500	(323,760)
Jetblue Airways Corp.	United States	12,070	(107,302)
Norwegian Air Shuttle AS	Norway	4,468	(167,607)
			(598,669)
		Semiannual Report | 41

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
[i]Securities Sold Short (continued)
Common Stocks and Other Equity Interests (continued)
Automobiles (0.2)%
Great Wall Motor Co. Ltd., H	Hong Kong	8,500	$(51,915)
Tata Motors Ltd., ADR	India	3,788	(122,996)
			(174,911)

Banks (0.1)%
Intesa Sanpaolo SpA	Italy	35,179	(85,067)

Beverages (0.0)%†
Monster Beverage Corp.	United States	617	(36,514)

Biotechnology (0.2)%
Merrimack Pharmaceuticals, Inc.	United States	57,150	(225,171)

Capital Markets (0.1)%
Ares Capital Corp.	United States	4,600	(84,548)

Commercial Services & Supplies (0.0)%†
Stewart Enterprises, Inc., A	United States	2,724	(36,093)

Construction Materials (0.1)%
Vulcan Materials Co.	United States	1,405	(79,200)

Electronic Equipment & Instruments (0.3)%
Vishay Intertechnology, Inc.	United States	24,210	(313,035)

Energy (0.0)%†
NRG Energy, Inc.	United States	1,459	(38,605)

Energy Equipment & Services (0.1)%
Core Laboratories NV	United States	530	(96,534)

Engineering and Construction (0.1)%
Aeroports de Paris	France	1,002	(110,258)

Entertainment (0.0)%†
Penn National Gaming, Inc.	United States	2,600	(37,544)

Health Care Providers & Services (0.3)%
Molina Healthcare, Inc.	United States	6,300	(211,680)
Community Health Systems, Inc.	United States	889	(36,671)
			(248,351)

Hotels, Restaurants & Leisure (0.1)%
Accor SA	France	1,170	(51,323)

Insurance (0.1)%
Fidelity National Financial, Inc.	United States	3,375	(98,111)

Leisure Equipment & Products (0.1)%
Carnival Corp.	United States	1,530	(55,248)

Life Science Tools & Services (0.0)%†
Albany Molecular Research, Inc.	United States	2,800	(33,824)

42 | Semiannual Report

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
[i]Securities Sold Short (continued)
Common Stocks and Other Equity Interests (continued)
Machinery (0.0)%†
Stanley Black & Decker, Inc.	United States	400	$(32,556)

Media (0.3)%
Liberty Media Corp., A	United States	1,700	(260,882)

Oil, Gas & Consumable Fuels (0.6)%
Linn Energy LLC	United States	2,878	(87,549)
Concho Resources, Inc.	United States	484	(50,302)
FMC Technologies, Inc.	United States	1,219	(58,634)
BPZ Resources, Inc.	United States	38,200	(80,220)
Sanchez Energy Corp.	United States	10,550	(270,818)
			(547,523)

Pharmaceuticals (0.5)%
Omnicare, Inc.	United States	7,700	(441,056)
Atrium Innovations, Inc.	Canada	272	(6,211)
			(447,267)

Professional Services (0.6)%
CBIZ, Inc.	United States	63,200	(566,272)

REITs (0.6)%
Duke Realty Corp.	United States	1,241	(18,838)
Eastgroup Properties, Inc.	United States	484	(29,326)
Equity Residential	United States	1,585	(81,691)
Federal Realty Investment Trust	United States	184	(19,048)
Host Hotels & Resorts, Inc.	United States	2,800	(51,548)
Kilroy Realty Corp.	United States	112	(5,639)
Kimco Realty Corp.	United States	430	(8,867)
Piedmont Office Realty Trust, A	United States	825	(13,514)
Public Storage	United States	55	(8,398)
Regency Centers Corp.	United States	230	(10,773)
UDR, Inc.	United States	2,061	(47,959)
Weingarten Realty Investors	United States	842	(24,031)
Health Care Reit, Inc.	United States	3,900	(218,361)
			(537,993)

Retailing (0.4)%
Darden Restaurants, Inc.	United States	2,010	(107,193)
Target Corp.	United States	1,500	(95,895)
Wal-mart Stores, Inc.	United States	1,370	(110,984)
Kohls Corp.	United States	1,070	(59,150)
			(373,222)

Semiconductors & Semiconductor Equipment (0.3)%
Micron Technology, Inc.	United States	8,800	(185,680)
Nvidia Corp.	United States	2,370	(36,972)
Intel Corp.	United States	2,528	(60,268)
			(282,920)

Semiannual Report | 43

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
[i]Securities Sold Short (continued)
Common Stocks and Other Equity Interests (continued)
Software (0.2)%
Concur Technologies, Inc.	United States	1,700	$(165,053)

Telecommunication Services (0.2)%
Telecom Italia, SpA	Italy	73,827	(72,011)
Verizon Communications, Inc.	United States	2,196	(108,965)
			(180,976)

Textile, Apparel & Luxury Goods (0.4)%
Iconix Brand Group, Inc.	United States	10,200	(404,736)

Transportation (0.2)%
C.H. Robinson Worldwide, Inc.	United States	830	(48,663)
Golar LNG Ltd.	Norway	3,340	(121,342)
			(170,005)

Total Common Stocks and Other Equity Interests
(Proceeds $6,597,448)			(6,701,019)

Exchange Traded Funds (11.6)%
iShares MSCI Brazil Capped ETF	United States	2,371	(111,318)
iShares MSCI Canada ETF	United States	14,239	(414,212)
iShares MSCI Emerging Markets ETF	United States	2,300	(97,405)
iShares Nasdaq Biotechnology ETF	United States	3,340	(748,694)
Market Vectors Oil Service ETF	United States	1,500	(72,585)
Market Vectors Russia ETF	United States	3,390	(95,598)
SPDR S&P 500 ETF Trust	United States	41,000	(7,421,000)
SPDR S&P Retail ETF	United States	1,282	(113,406)
SPDR S&P Oil & Gas Exploration & Production ETF	United States	360	(24,401)
SPDR DJIA ETF Trust	United States	3,819	(613,790)
Health Care Select Sector SPDR Fund	United States	14,384	(794,860)
Industrial Select Sector SPDR Fund	United States	1,198	(60,379)
Utilities Select Sector SPDR Fund	United States	4,823	(183,419)

Total Exchange Traded Funds (Proceeds $10,314,590)			(10,751,067)

		Principal Amount*
Corporate Bonds and Notes (3.3)%
Automobiles (0.1)%
[c] General Motors Co., senior bond, 144A, 4.875%, 10/02/23	United States	90,000	(91,013)

Beverages (0.2)%
Constellation Brands, Inc., senior note, 3.75%, 5/01/21	United States	150,000	(141,750)

Containers & Packaging (0.3)%
Ball Corp., senior bond, 4.00%, 11/15/23	United States	330,000	(297,825)

44 | Semiannual Report

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
[i]Securities Sold Short (continued)
Corporate Bonds and Notes (continued)
Diversified Financial Services (0.5)%
[c] Denali Borrower Corp., first lien, senior secured note, 144A, 5.625%,
10/15/20	United States	300,000	$(296,250)
[c] Nuveen Investments, Inc., senior note, 144A, 9.50%, 10/15/20	United States	150,000	(148,125)
			(444,375)
Household Products (0.5)%
[c] Sun Products Corp., senior note, 144A, 7.75%, 3/15/21	United States	570,000	(493,050)
Pipelines (1.0)%
Access Midstream Partner, senior bond, 4.875%, 5/15/23	United States	300,000	(295,500)
Markwest Energy Partners, senior bond, 4.50%, 7/15/23	United States	640,000	(609,600)
			(905,100)
Textiles, Apparel & Luxury Goods (0.2)%
[c] William Carter, senior note, 144A, 5.25%, 8/15/21	United States	150,000	(153,375)
Wireless Telecommunication Services (0.5)%
[c] Sprint Corp., senior bond, 144A, 7.875%, 9/15/23	United States	450,000	(493,875)
Total Corporate Bonds and Notes (Proceeds $3,041,747)			(3,020,363)
[f]Corporate Notes in Reorganization
(Proceeds $78,455) (0.1%)
Telecommunication Services (0.1%)
Nortel Networks Ltd., senior note, 10.75%, 7/15/16	Canada	68,000	(78,200)
Total Securities Sold Short (Proceeds $20,032,240)			$(20,550,649)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity or a portion of the security has been pledged as collateral for securities sold short, open futures, and written option contracts. At November 30, 2013, the aggregate value of these securities and cash pledged as collateral was $28,458,776, represents 30.69% of net assets.
bA portion or all of the security is held in connection with written option contracts at period end.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30,
2013, the aggregate value of these securities was $13,298,042 representing 14.34% of net assets.
dThe coupon rate shown represents the rate at period end.
eSee Note 8 regarding unfunded loan commitments.
fSee Note 7 regarding credit risk and defaulted securities.
gSee Note 1(c) regarding joint repurchase agreement.
hThe rate shown is the annualized seven-day yield at period end.
iSee Note 1(f) regarding securities sold short.
kNon-income producing.
lPerpetual security with no stated maturity date.

Semiannual Report | 45

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund

At November 30, 2013, the Fund had the following futures contracts outstanding. See Note 1(d).

Futures Contracts

			Number of		Notional		Expiration	Unrealized	Unrealized
Description			Type	Contracts	Value		Date	Appreciation Depreciation
Equity Contracts
Euro STOXX 50 Index			Short	2	$83,819		12/20/13	$—	$(1,610)
Nikkei 225 Index			Short	1	153,673		12/12/13	—	(12,027)
S&P 500 E-Mini Index			Short	27	2,435,535		12/20/13	—	(146,719)
Topix Index			Short	1	123,261		12/12/13	—	(5,415)
					2,796,288			—	(165,771)
Interest Rate Contracts
U.S. Treasury 10 Yr. Note			Short	4	501,500		3/20/14	55	—
Total					$3,297,788			55	(165,771)
Net unrealized appreciation (depreciation)									$(165,716)

At November 30, 2013, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts

							Settlement	Unrealized	Unrealized
Currency	Counterparty Type		Quantity	Contract Amount*			Date	Appreciation	Depreciation
Euro	BNYM	Sell	90,000	122,264			12/02/13	$1,853	$—
Euro	BNYM	Sell	100,000	135,849			12/02/13	105	—
Euro	BNYM	Sell	534,000	725,435			12/02/13	4,084	—
Euro	BNYM	Sell	160,000	217,359			12/02/13	2,572	—
Euro	BNYM	Sell	35,000	47,547			12/02/13	—	(191)
Euro	BNYM	Sell	15,000	20,377			12/02/13	—	(172)
Euro	BNYM	Sell	25,000	33,962			12/02/13	—	(561)
Euro	BNYM	Sell	6,500		8,830		12/02/13	—	(126)
Euro	BNYM	Sell	25,000	33,962			12/02/13	—	(262)
Euro	BNYM	Sell	7,500	10,189			12/02/13	—	(97)
Euro	BNYM	Sell	1,500		2,038		12/02/13	—	(7)
Philippine Peso	DBFX	Buy	3,540,000	80,887			12/04/13	—	(1,525)
Philippine Peso	DBFX	Sell	3,540,000	80,887			12/04/13	868	—
Euro	CSFB	Sell	30,000	25,186		GBP	12/09/13	467	—
Euro	CSFB	Sell	30,000	24,996		GBP	12/09/13	156	—
Euro	CSFB	Sell	120,000	163,019			12/13/13	—	(2,619)
Japanese Yen	CSFB	Sell	7,900,000	77,142			12/16/13	2,146	—
Thai Baht	BNYM	Sell	2,780,781	86,536			12/16/13	65	—
British Pound	BNYM	Sell	21,275	34,818			12/18/13	—	(814)
British Pound	BNYM	Sell	1,594		2,608		12/18/13	—	(69)
British Pound	BNYM	Sell	10,070	16,480			12/18/13	—	(151)
British Pound	BNYM	Sell	20,000	32,732			12/18/13	—	(395)
Canadian Dollar	BNYM	Sell	15,000	14,116			12/18/13	440	—
Canadian Dollar	BNYM	Sell	25,000	23,527			12/18/13	713	—
Canadian Dollar	BNYM	Sell	20,000	18,822			12/18/13	293	—
Danish Krone	BNYM	Sell	1,500,000	273,239			12/18/13	—	(1,733)
Danish Krone	BNYM	Sell	125,000	22,770			12/18/13	—	(75)

46 | Semiannual Report

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund

Forward Exchange Contracts (Continued)

					Settlement	Unrealized	Unrealized
Currency	Counterparty Type		Quantity	Contract Amount*	Date	Appreciation	Depreciation
Euro	BNYM	Buy	18,000	24,453	12/18/13	$—	$(333)
Euro	BNYM	Sell	25,899	35,184	12/18/13	—	(45)
Euro	BNYM	Sell	200,000	271,698	12/18/13	—	(1,787)
Japanese Yen	BNYM	Buy	2,500,000	24,412	12/18/13	—	(1,285)
Japanese Yen	BNYM	Buy	5,200,000	50,778	12/18/13	—	(2,673)
Japanese Yen	BNYM	Buy	1,340,000	13,085	12/18/13	—	(492)
Japanese Yen	BNYM	Sell	8,000,000	78,120	12/18/13	3,118	—
Japanese Yen	BNYM	Sell	1,040,000	10,156	12/18/13	486	—
Japanese Yen	CSFB	Sell	5,200,000	50,778	12/18/13	1,280	—
Japanese Yen	BNYM	Sell	2,730,000	26,658	12/18/13	667	—
Japanese Yen	BNYM	Sell	6,500,000	63,472	12/18/13	434	—
Swiss Franc	BNYM	Sell	189,564	209,174	12/18/13	—	(742)
Swiss Franc	BNYM	Sell	1,037	1,144	12/18/13	—	(3)
British Pound	MSCO	Sell	8,984	14,556	12/20/13	—	(333)
Euro	MSCO	Buy	35,405	48,097	12/20/13	69	—
Euro	MSCO	Buy	144,073	195,722	12/20/13	—	(1,168)
Euro	MSCO	Buy	61,044	82,928	12/20/13	—	(961)
Euro	MSCO	Sell	11,886	16,147	12/20/13	245	—
Euro	MSCO	Sell	8,028	10,906	12/20/13	103	—
Euro	MSCO	Sell	16,824	22,855	12/20/13	4	—
Euro	BNYM	Sell	1,049,500	1,425,738	12/20/13	1,713	—
Euro	MSCO	Sell	579,698	787,515	12/20/13	—	(752)
Euro	MSCO	Sell	8,908	12,101	12/20/13	—	(200)
Euro	MSCO	Sell	12,437	16,896	12/20/13	—	(95)
Japanese Yen	MSCO	Buy	1,287,600	12,574	12/20/13	—	(672)
Japanese Yen	MSCO	Buy	3,761,600	36,733	12/20/13	—	(1,376)
Japanese Yen	MSCO	Buy	13,110,480	128,026	12/20/13	—	(4,859)
Japanese Yen	MSCO	Buy	30,825,020	301,012	12/20/13	—	(11,742)
Japanese Yen	MSCO	Sell	55,205,300	539,090	12/20/13	20,841	—
Japanese Yen	MSCO	Sell	9,832,600	96,017	12/20/13	4,448	—
Japanese Yen	MSCO	Sell	9,394,100	91,735	12/20/13	3,980	—
Japanese Yen	MSCO	Sell	4,095,240	39,991	12/20/13	1,666	—
Japanese Yen	MSCO	Sell	3,094,112	30,215	12/20/13	927	—
Japanese Yen	MSCO	Sell	6,109,840	59,664	12/20/13	1,473	—
Japanese Yen	MSCO	Sell	5,293,240	51,689	12/20/13	1,106	—
Japanese Yen	BNYM	Sell	2,100,000	20,507	12/20/13	131	—
Norwegian Krone	MSCO	Buy	989,215	161,215	12/20/13	—	(3,897)
Norwegian Krone	MSCO	Buy	66,573	10,850	12/20/13	—	(348)
Norwegian Krone	MSCO	Sell	66,126	10,777	12/20/13	260	—
British Pound	UBSW	Buy	175,000	74,351	12/30/13	—	(1,449)
Euro	DBFX	Sell	115,000	156,227	12/31/13	—	(459)
Euro	CSFB	Sell	80,000	108,686	2/03/14	1,445	—
Swiss Franc	CSFB	Sell	10,900	12,033	2/06/14	—	(53)
Unrealized appreciation (depreciation)						58,158	(44,521)
Net unrealized appreciation (depreciation)						$13,637

*In U.S. dollars unless otherwise indicated.

Semiannual Report | 47

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund

At November 30, 2013, the Fund had the following credit default swap contracts outstanding. See Note 1(d).

Credit Default Swap Contracts

					Upfront
	Counterparty/ Notional		Periodic	Expiration	Premiums	Unrealized	Unrealized	Market
Description	Exchange	Amount	Payment Rate	Date	Paid (Received) Appreciation Depreciation			Value Ratings[a]
Centrally Cleared Swaps
Contracts to Buy Protection
Traded Index
CDX 21 HY 500	ICE	120,000	5.00%	12/20/18	$(8,869)	$—	$(221)	$(9,090)
Centrally Cleared Swaps unrealized appreciation (depreciation)						—	(221)
OTC Swaps
Contracts to Buy Protection
Single Name
Bolivarian Republic
of Venezuela.	DBFX	13,000	5.00%	12/20/18	2,694	491	—	3,185
Bolivarian Republic
of Venezuela.	DBFX	16,000	5.00%	12/20/18	2,770	1,149	—	3,919
Windstream
Holdings, Inc	DBFX	20,000	5.00%	12/20/18	(1,693)	—	(521)	(2,214)
Contracts to Sell Protection[b]
Single Name
Sprint
Communications,
Inc	DBFX	20,000	5.00%	12/20/18	1,740	581	—	2,321	BB-
OTC Swaps unrealized appreciation (depreciation)						2,221	(521)
Total Credit Default Swaps unrealized appreciation (depreciation)						2,221	(742)
Net unrealized appreciation (depreciation)						$1,479

aBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
bThe Fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

At November 30, 2013, the Fund had the following total return swap contracts outstanding. See Note 1(d).

		Total Return Swap Contracts

							Expiration	Unrealized	Unrealized
		Counterparty	Receive	Pay	Notional Value[a]		Date	Appreciation	Depreciation
		DBFX	0.168%	San Miguel Corp.	204,479		5/05/14	$2,764	$—
		DBFX	China Unicom Hong Kong
			Ltd.	0.210%	715,720	HKD	10/17/14	—	(3,448)
		DBFX	Hengan Group Co. Ltd.	0.210%	801,140	HKD	10/17/14	—	(4,521)
		DBFX	Pacific Basin Shipping
			Ltd.	0.210%	1,845,920	HKD	10/17/14	—	(11,580)
		DBFX	Iberdrola SA	0.093%	195,025	EUR	10/18/14	1,506	—
		DBFX	0.168%	Billion Express
				Investments, Ltd.	417,759		10/18/14	5,667	—

48	|	Semiannual Report

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund

Total Return Swap Contracts (continued)
					Expiration	Unrealized	Unrealized
Counterparty	Receive	Pay	Notional Value[a]		Date	Appreciation Depreciation
DBFX	0.210%	Hengan International
		Group	3,276,000	HKD	10/18/14	$14,490	$—
DBFX	0.168%	PB Issure Ltd.	390,592		10/18/14	12,413	—
DBFX	0.168%	Lotte Shoppng Co. Ltd.	408,050		10/18/14	4,631	—
DBFX	Takashimaya Co. Ltd.	0.109%	31,282,500	JPY	10/21/14	8,479	—
DBFX	0.109%	Takashimaya Co. Ltd.	43,337,700	JPY	10/21/14	—	(8,538)
DBFX	0.093%	ACS Actividades
		Financial	837,725	EUR	10/22/14	—	(634)
DBFX	Kingsoft Corp. Ltd.	0.210%	2,376,360	HKD	10/31/14	6,390
DBFX	0.168%	Algeta ASA	847,101		11/01/14	103,559	—
DBFX	0.210%	Kingsoft Corp. Ltd.	3,932,035	HKD	11/01/14	—	(14,649)
DBFX	Algeta ASA	0.168%	561,663		11/05/14	—	(67,405)
DBFX	Himart Co. Ltd.	0.168%	163,863		11/06/14	—	(4,657)
DBFX	Nokia OYJ	0.093%	205,394	EUR	11/15/14	—	(1,426)
DBFX	0.094%	Nokia OYJ	241,666	EUR	11/15/14	4,345	—
DBFX	IHH Healthcare	0.161%	121,331	SGD	11/18/14	2,206	—
DBFX	Fosun International	0.211%	767,550	HKD	11/18/14	1,933	—
DBFX	Semiconductor
	Manufacturing
	International Corp.	0.211%	960,000	HKD	11/18/14	—	(17,466)
DBFX	0.161%	Indah Capital Ltd.	497,949	SGD	11/19/14	—	(2,754)
DBFX	0.168%	Semiconductor
		Manufacturing
		International Corp.	408,343		11/19/14	18,474	—
DBFX	0.210%	Logo Star Ltd.	19,375,000	HKD	11/22/14	3,047	—
DBFX	Balfour Beatty PLC	0.489%	58,315	GBP	12/02/14	—	(785)
DBFX	0.489%	Balfour Beatty Finance	494,676	GBP	12/03/14	3,642	—
MSCO	0.488%	Rolls-Royce Holdings
		PLC	125,081	GBP	10/15/15	19,285	—
MSCO	BHP Billiton Ltd.	0.168%	113,645		10/19/15	—	(2,420)
MSCO	STOXX Europe 600 Index	0.123%	531,144	EUR	10/19/15	—	(32,987)
MSCO	SPDR S&P Oil & Gas
	Exploration & Production
	ETF	0.168%	154,378		10/19/15	—	(352)
MSCO	Verizon Communications,
	Inc.	0.168%	124,444		10/19/15	1,134	—
MSCO	Caterpillar, Inc.	0.168%	109,918		10/19/15	441	—
MSCO	0.123%	Christian Dior SA	254,147	EUR	10/19/15	—	(405)
MSCO	Energy Select Sector
	SPDR Fund	0.168%	142,774		10/19/15	—	(4,705)
MSCO	0.419%	Inmarsat PLC	23,200	GBP	10/19/15	634	—
MSCO	0.419%	Vodafone Group PLC
		ADR	178,172	GBP	10/19/15	6,241	—
MSCO	0.489%	Vodafone Group PLC
		ADR	210,328	GBP	10/19/15	6,882	—
MSCO	0.489%	Smiths Group PLC	116,801	GBP	10/19/15	—	(1,869)
MSCO	0.277%	Rhoen Klinikum AG	158,873	EUR	10/19/15	—	(632)

Semiannual Report | 49

Franklin Alternative Strategies Funds

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund

Total Return Swap Contracts (continued)
					Expiration	Unrealized	Unrealized
Counterparty	Receive	Pay	Notional Value[a]		Date	Appreciation Depreciation
MSCO	LVMH Moet Hennessy
	Vuitton SA	0.123%	253,872	EUR	10/19/15	$11,381	$—
MSCO	0.111%	Aozora Bank	25,422,330	JPY	10/20/15	2,324	—
MSCO	0.111%	Nippon Telegraph
		Telephone Corp.	12,268,703	JPY	10/20/15	—	(4,383)
MSCO	0.111%	NKSJ Holdings, Inc.	24,924,900	JPY	10/20/15	33,785	—
MSCO	0.111%	Softbank Corp.	20,602,101	JPY	10/20/15	15,041	—
MSCO	0.111%	Sony Corp.	12,889,690	JPY	10/20/15	—	(5,564)
MSCO	0.111%	Sony Financial
		Holdings Inc.	983,779	JPY	10/20/15	259	—
MSCO	Cathay Pacific Airways Ltd.	0.039%	778,038	HKD	10/23/15	—	(9,793)
MSCO	0.277%	Alcatel-Lucent	83,326	EUR	10/28/15	10,829	—
MSCO	0.277%	Vivendi SA	409,421	EUR	10/28/15	—	—
MSCO	0.419%	Imperial Tobacco
		Group PLC	35,278	GBP	10/29/15	—	(124)
MSCO	Royal Dutch Shell A PLC	0.419%	16,486	GBP	10/29/15	—	(640)
MSCO	Royal Dutch Shell B	0.419%	23,075	GBP	10/29/15	—	(585)
MSCO	Schneider SA	0.419%	14,909	EUR	10/29/15	375	—
MSCO	0.419%	Severn Trent PLC	108,168	GBP	10/29/15	—	(9,123)
MSCO	0.419%	Invensys PLC	55,380	GBP	10/29/15	—	(453)
MSCO	0.277%	OPAP SA	51,398	EUR	10/29/15	4,565	—
MSCO	0.129%	Ryanair Holdings PLC	37,059	EUR	11/05/15	189	—
DBFX	0.166%	Golar Lng Ltd.	407,912		3/07/17	—	(5,353)
DBFX	0.094%	Magyar Nemzeti
		Vagyonkexelo	413,504	EUR	4/01/19	18,285	—
MSCO	2.500%	Graincorp Ltd.	5,170	AUD	12/30/49	231	—
MSCO	International Business
	Machines Corp.	0.168%	237,684		1/17/49	—	(26)
Unrealized appreciation (depreciation)						325,427	(217,277)
Net unrealized appreciation (depreciation)						$108,150

[a]In U.S. dollars unless otherwise indicated.

See Abbreviations on page 74.

50 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Alternative Strategies Funds

Financial Statements

Statement of Assets and Liabilities
November 30, 2013 (unaudited)

Franklin K2
Alternative
Strategies Fund
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$78,675,042
Cost – Repurchase agreements	2,585,375
Total cost of investments	$81,260,417
Value – Unaffiliated issuers	$81,592,369
Value – Repurchase agreements	2,585,375
Total value of investments	84,177,744
Cash	12,665,923
Restricted Cash (Note 1e)	9,658
Foreign currency, at value (cost $329,646)	331,493
Receivables:
Investment securities sold	2,698,993
Affiliates	79,405
Dividends and interest	545,871
Due from brokers	17,170,682
Deferred offering costs	243,744
OTC Swaps (premiums paid $7,484)	7,204
Unrealized appreciation on OTC swap contracts	327,648
Unrealized appreciation on forward exchange contracts	58,158
Unrealized appreciation on unfunded loan commitments (Note 8)	2,588
Total assets	118,319,111
Liabilities:
Payables:
Investment securities purchased	3,970,949
Distribution fees	8,689
Transfer agent fees	910
Trustees’ fees and expenses	20,368
Variation margin	5,571
Offering costs	282,431
Organization costs	176,217
OTC Swaps (premiums received $2,302)	1,693
Unrealized depreciation on OTC swap contracts	217,798
Options written, at value (premiums received $53,706)	45,147
Securities sold short, at value (proceeds $20,032,240)	20,550,649
Due to brokers	203,880
Unrealized depreciation on forward foreign currency contracts	44,521
Accrued expenses and other liabilities	46,177
Total liabilities	25,575,000
Net assets, at value	$92,744,111

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 51

Franklin Alternative Strategies Funds

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

November 30, 2013 (unaudited)

Franklin K2
Alternative
Strategies Fund
Net assets consist of:
Paid-in capital	$90,654,585
Accumulated net investment loss	(57,237)
Net unrealized appreciation (depreciation)	2,367,040
Accumulated net realized gain (loss)	(220,277)
Net assets, at value	$92,744,111

Class A:
Net assets, at value	$30,710,861
Shares outstanding	3,001,700
Net asset value per share[a]	$10.23
Maximum offering price per share (net asset value per share ÷ 94.25%)	$10.85
Class C:
Net assets, at value	$10,253,693
Shares outstanding	1,002,451
Net asset value and maximum offering price per share[a]	$10.23
Class R:
Net assets, at value	$10,230,436
Shares outstanding	1,000,000
Net asset value and maximum offering price per share	$10.23
Class R6:
Net assets, at value	$10,232,318
Shares outstanding	1,000,000
Net asset value and maximum offering price per share	$10.23
Advisor Class:
Net assets, at value	$31,316,803
Shares outstanding	3,060,603
Net asset value and maximum offering price per share	$10.23

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

52 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Alternative Strategies Funds

Financial Statements (continued)

Statement of Operations
for the period ended November 30, 2013[a] (unaudited)

Franklin K2
Alternative
Strategies Fund
Investment income:
Dividends	$82,199
Interest	174,686
Total investment income	256,885
Expenses:
Management fees (Note 3a)	254,917
Transfer agent fees: (Note 3e)
Class A	326
Class C	109
Class R	109
Class R6	36
Advisor Class	331
Distribution fees: (Notes 3c)
Class A	3,258
Class C	3,621
Class R	1,810
Custodian fees (Note 4)	21,147
Reports to shareholders	5,203
Registration and filing fees	1,682
Professional fees	13,637
Trustees’ fees and expenses	20,368
Organization costs	176,217
Offering costs	38,689
Dividends and interest on securities sold short	38,152
Other	4,508
Total expenses	584,120
Expenses waived/paid by affiliates (Note 3f)	(269,998)
Net expenses	314,122
Net investment income (loss)	(57,237)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 53

Franklin Alternative Strategies Funds

Financial Statements (continued)

Statement of Operations (continued)
for the period ended November 30, 2013[a] (unaudited)

Franklin K2
Alternative
Strategies Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	$120,768
Written options	(194)
Foreign currency transactions	40,646
Futures contracts	(17,681)
Securities sold short	(326,095)
Swap contracts	(37,721)
Net realized gain (loss)	(220,277)
Net change in unrealized appreciation (depreciation) on:
Investments	2,410,065
Translation of other assets and liabilities denominated in foreign currencies	13,062
Futures contracts	(165,716)
Swap contracts	109,629
Net change in unrealized appreciation (depreciation)	2,367,040
Net realized and unrealized gain (loss)	2,146,763
Net increase (decrease) in net assets resulting from operations	$2,089,526

[a]For the period October 11, 2013 (commencement of operations) to November 30, 2013.

54 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Alternative Strategies Funds

Financial Statements (continued)

Statement of Changes in Net Assets

Franklin K2 Alternative
Strategies Fund
Period Ended
November 30, 2013[a]
(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(57,237)
Net realized gain (loss) from investments, written options, foreign currency transactions, futures contracts,
securities sold short, and swap contracts	(220,277)
Net change in unrealized appreciation (depreciation) on investments, translation of other assets and
liabilities denominated in foreign currencies, future contracts, and swap contracts	2,367,040
Net increase (decrease) in net assets resulting from operations	2,089,526
Capital share transactions: (Note 2)
Class A	30,017,274
Class C	10,025,000
Class R	10,000,000
Class R6	10,000,000
Advisor Class	30,612,311
Total capital share transactions	90,654,585
Net increase (decrease) in net assets	92,744,111
Net assets:
End of period	$92,744,111
Accumulated net investment loss:
End of period	$(57,237)

[a]For the period October 11, 2013 (commencement of operations) to November 30, 2013.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 55

Franklin Alternative Strategies Funds

Notes to Financial Statements (unaudited)

Franklin K2 Alternative Strategies Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three separate funds. The Franklin K2 Alternative Strategies Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund commenced operations on October 11, 2013, with five classes of shares: Class A, C, R, R6 and Advisor Class. Effective November 18, 2013, the Fund began publicly offering its shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the New York Stock Exchange (NYSE), whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

56 | Semiannual Report

Franklin Alternative Strategies Funds

Notes to Financial Statements (unaudited) (continued)

Franklin K2 Alternative Strategies Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result,

Semiannual Report | 57

Franklin Alternative Strategies Funds

Notes to Financial Statements (unaudited) (continued)

Franklin K2 Alternative Strategies Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

58 | Semiannual Report

Franklin Alternative Strategies Funds

Notes to Financial Statements (unaudited) (continued)

Franklin K2 Alternative Strategies Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Joint Repurchase Agreement

The Fund entered into a joint repurchase agreement whereby a portion of its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Statement of Investments, had been entered into on November 29, 2013.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain

Semiannual Report | 59

Franklin Alternative Strategies Funds

Notes to Financial Statements (unaudited) (continued)

Franklin K2 Alternative Strategies Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund includes failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counter-party within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable on the Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

60 | Semiannual Report

Franklin Alternative Strategies Funds

Notes to Financial Statements (unaudited) (continued)

Franklin K2 Alternative Strategies Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the OTC market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected on the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statement of Operations.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price risk of an underlying asset. A total return swap is an agreement between the Fund and a counterparty to exchange a market linked return for a floating rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized depreciation or appreciation until the payments are made, at which time they are realized. Payments received or paid to recognize changes in the value of the underlying asset are recorded as realized gain or loss.

The Fund purchased and wrote exchange traded option contracts primarily to manage and/or gain exposure to equity price and interest rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an

Semiannual Report | 61

Franklin Alternative Strategies Funds

Notes to Financial Statements (unaudited) (continued)

Franklin K2 Alternative Strategies Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

See Notes 6 and 9 regarding investment transactions and other derivative information, respectively.

e. Restricted Cash

At November 30, 2013, the Fund received restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian/counterparty broker and is reflected in the Statement of Assets and Liabilities.

f. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out. A deposit must also be maintained with the Fund’s custodian/counterparty broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends or interest due on securities sold short. Such dividends or interest and any security borrowing fees are recorded as an expense to the Fund.

g. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

62 | Semiannual Report

Franklin Alternative Strategies Funds

Notes to Financial Statements (unaudited) (continued)

Franklin K2 Alternative Strategies Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
h.	Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of November 30, 2013, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns).

i. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Semiannual Report | 63

Franklin Alternative Strategies Funds

Notes to Financial Statements (unaudited) (continued)

Franklin K2 Alternative Strategies Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
i.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

j. Organization and Offering Costs

Organization costs were expensed as incurred. Offering costs are amortized on a straight line basis over twelve months.

k. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

l. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At November 30, 2013, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

	Period Ended
	November 30, 2013[a]
	Shares	Amount
Class A Shares:
Shares sold	3,001,700	$30,017,274
Class C Shares:
Shares sold	1,002,451	$10,025,000

64 | Semiannual Report

Franklin Alternative Strategies Funds

Notes to Financial Statements (unaudited) (continued)

Franklin K2 Alternative Strategies Fund

2. SHARES OF BENEFICIAL INTEREST (continued)
	Period Ended
	November 30, 2013[a]
	Shares	Amount
Class R Shares:
Shares sold	1,000,000	$10,000,000
Class R6 Shares:
Shares sold	1,000,000	$10,000,000
Advisor Class Shares:
Shares sold	3,062,014	$30,626,730
Shares redeemed	(1,411)	(14,419)
Net increase (decrease)	3,060,603	$30,612,311

[a]For the period October 11, 2013 (commencement of operations) to November 30, 2013.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC, Inc. (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to K2 Advisors of 2.05% per year of the average daily net assets of the Fund.

Under each subadvisory agreement, the below entities, provide subadvisory services to the Fund. The subadvisory fee is paid by K2 Advisors based on the average daily net assets, and is not an additional expense of the Fund.

Sub-Advisor
Basso Capital Management, L.P.
Chatham Asset Management LLC
Chilton Investment Company, LLC
Impala Asset Management LLC
Jennison Associates LLC
Lazard Asset Management LLC
Loomis Sayles & Company, L.P.
P. Schoenfeld Asset Management LP
York Registered Holdings, L.P.

Semiannual Report | 65

Franklin Alternative Strategies Funds

Notes to Financial Statements (unaudited) (continued)

Franklin K2 Alternative Strategies Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
b.	Administrative Fees

Under an agreement with K2 Advisors, FT Services provides administrative services to the Fund. The fee is paid by K2 Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

Under a sub-administrative agreement between FT Services and BNY Mellon Investment Servicing (US) Inc. (BNY Mellon), BNY Mellon provides sub-administrative services to the Fund. The sub-administrative fee is paid by FT Services based on the average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors have advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$39
CDSC retained	$—

66 | Semiannual Report

Franklin Alternative Strategies Funds

Notes to Financial Statements (unaudited) (continued)

Franklin K2 Alternative Strategies Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
e.	Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2013, the Fund paid transfer agent fees of $911.

f. Waiver and Expense Reimbursements

K2 Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses, and expenses on securities sold short) for Class A, Class C, Class R and Advisor Class of the Fund does not exceed 2.15%, and Class R6 does not exceed 2.14% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until at least October 4, 2014.

g. Other Affiliated Transactions

At November 30, 2013, Franklin Resources, Inc., owned 99.29% of the Fund’s outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended November 30, 2013, there were no credits earned.

5. INCOME TAXES

At November 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$81,534,606

Unrealized appreciation	$3,303,577
Unrealized (depreciation)	(660,439)
Net unrealized appreciation (depreciation)	$2,643,138

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Notes to Financial Statements (unaudited) (continued)

Franklin K2 Alternative Strategies Fund

5. INCOME TAXES (continued)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, bond discount and premium, and offering costs.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended November 30, 2013, aggregated $104,790,104 and $46,097,147, respectively.

Transactions in options written during the period ended November 30, 2013, were as follows:

	Number of	Premiums
	Contracts	Received
Options written	695	$59,524
Options expired	—	—
Options exercised	—	—
Options closed	(40)	(5,818)
Options outstanding at November 30, 2013	655	$53,706

See Notes 1(d) and 9 regarding derivative financial instruments and other derivative information, respectively.

7. CREDIT RISK AND DEFAULTED SECURITIES

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and are about to be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At November 30, 2013, the aggregate net value of distressed company securities for which interest recognition has been discontinued was $1,025,762, representing 1.11% of the Fund’s net assets. For information as to specific securities, see the accompanying Statement of Investments.

8. UNFUNDED LOAN COMMITMENTS

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented on the Statement of Investments.

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Notes to Financial Statements (unaudited) (continued)

Franklin K2 Alternative Strategies Fund

8. UNFUNDED LOAN COMMITMENTS (continued)

At November 30, 2013, unfunded commitments were as follows:

Unfunded
Borrower	Commitment
Akorn, Inc., Term Loan B, 3.50%, 10/31/20	$20,000
American Beacon Advisors, Inc., Initial Term Loan, 3.75%, 11/22/19	15,000
Serta Simmons Holdings, LLC, Term Loan, 3.25%, 10/01/19	20,000
Asurion, LLC, Incremental Tranche B-1 Term Loan, 3.25%, 05/24/19	20,000
Boyd Gaming Corporation, Term B Loan, 3.00%, 8/14/20	10,000
Brand Energy & Infrastructure Services, Inc., Initial Term Loan, 3.75%,
11/26/20	20,000
Calpine Corporation, Delayed Draw Term Loan, 3.00%, 10/30/20	20,000
Crosby US Acquisition Corp., Initial Term Loan, 3.00%, 11/22/20	20,000
CSC Holdings, LLC, Term B Loan, 2.50%, 04/17/20	20,000
Del Monte, Inc., 0.85%, 1/26/21	10,000
Drew Marine Partners, L.P., Term Loan, 3.50%, 11/19/20	990
Energy Transfer Equity, L.P., Term Loan, 2.50%, 11/15/19	20,000
Filtration Group Corporation, first lien Term Loan, 3.50%, 11/20/20	20,000
Fleetpride, 11/27/19	6,971
FMG Resources, Ltd., Term Loan, 3.25%, 6/30/19	20,000
Garda World Security Corporation, Term B Delayed Draw Loan, 3.00%,
11/06/20	4,074
Gardner Denver, Inc., Initial Dollar Term Loan, 3.25%, 7/30/20	20,000
Grosvenor Capital, 11/25/20	10,000
Huntsman International, LLC, Incremental TLB, 3.00%, 10/15/20	40,000
Husky Injection Molding Systems Ltd., New Term Loan, 3.25%, 7/02/18	6,000
Microsemi Corporation, Term Loan, 2.75%, 2/19/20	20,000
Murray Energy Corporation, Term Loan, 4.25%, 11/21/19	10,598
Nexeo Solutions, LLC, Initial Loans, 3.50%, 9/08/17	14,720
Nexeo Solutions, LLC, Term B-2 Loan, 3.50%, 9/09/17	5,400
NXP, 0.85%, 1/22/20	10,000
Phoenix Services, 6/30/17	16,986
Power Buyer, LLC, first lien Term Loan, 3.25%, 5/06/20	629
PRA Holdings, Inc., Initial Term Loan, 4.00%, 9/23/20	40,000
Quintiles, 6/08/18	16,362
Springer SBM, Initial Term B2 Loan, 4.00%, 8/14/20	20,000
TNT Crane, 0.85%, 11/26/20	16,011
Tribune Company, Term Loan B, 3.00%, 11/20/20	20,000
Univar, Inc., Term B Loan, 3.50%, 6/30/17	20,000
Virgin Media Investment Holdings Limited, B Facility, 2.75%, 6/08/20	40,000
$573,741

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

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Notes to Financial Statements (unaudited) (continued)

Franklin K2 Alternative Strategies Fund

9. OTHER DERIVATIVE INFORMATION

At November 30, 2013, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

Derivative Contracts
Not Accounted for as	Statement of Assets and	Fair Value	Statement of Assets and	Fair Value
Hedging Instruments	Liabilities Location	Amount[a]	Liabilities Location	Amount[a]
Credit contracts	Unrealized appreciation on		Unrealized depreciation
	swap contracts / Net assets		on swap contracts / Net
	consist of – net unrealized		assets consist of – net
	appreciation (depreciation)	$2,221	unrealized appreciation
			(depreciation)	$742
Equity contracts	Investments, at value /		Unrealized depreciation on
	Unrealized appreciation on		swap contracts / Options
	swap contracts / Net assets		written, at value / Net assets
	consist of – net unrealized		consist of – net unrealized
	appreciation (depreciation)	578,869	appreciation (depreciation)	428,195
Foreign exchange contracts	Unrealized appreciation on		Unrealized depreciation on
	forward exchange contracts	58,158	forward exchange contracts	44,521
Interest rate contracts	Investments, at value / Net
assets consist of – net
unrealized appreciation
	(depreciation)	26,774

aIncludes cumulative appreciation (depreciation) of futures contracts / and centrally cleared swaps as reported in the Statement of Investments. Only current day’s variation margin is separately reported within the Statement of Assets and Liabilities.

For the period ended November 30, 2013, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

			Change in
			Unrealized
		Realized	Appreciation
Derivative Contracts		Gain (Loss)	(Depreciation)
Not Accounted for as	Statement of	for the	for the
Hedging Instruments	Operations Locations	Period	Period
Credit contracts	Net change in unrealized appreciation (depreciation) on
	swap contracts	$—	$1,479
Equity contracts	Net realized gain (loss) from investments, written options,
futures and swap contracts / Net change in unrealized
appreciation (depreciation) on investments, futures and
	swap contracts	(74,059)	(17,480)
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions /
Net change in unrealized appreciation (depreciation) on
translation of other assets and liabilities denominated in
	foreign currencies	7,336	13,637
Interest rate contracts	Net realized gain (loss) from futures contracts / Net change in unrealized appreciation (depreciation) on investments
	and futures contracts	2,079	(5,301)

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Notes to Financial Statements (unaudited) (continued)

Franklin K2 Alternative Strategies Fund

9. OTHER DERIVATIVE INFORMATION (continued)

For the period ended November 30, 2013, the average month end market value of derivatives represented 0.96% of average month end net assets. The average month end number of open derivative contracts for the period was 162.

At November 30, 2013, the Fund’s OTC derivative assets and liabilities, are as follows:

	Gross and Net Amounts of Assets and Liabilities Presented
	in the Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$58,158	$44,521
Swap Contracts	327,648	217,798
Total	$385,806	$262,319

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

At November 30, 2013, the Fund’s OTC derivative assets which may be offset against the Fund’s OTC derivative liabilities, and collateral received from the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of
	Assets Presented	Financial	Financial
	in the Statement	Instruments	Instruments	Cash	Net Amount
	of Assets and	Available for	Collateral	Collateral	(Not less
	Liabilities	Offset	Received	Received	than zero)
Counterparty
BNYM	$16,674	$(12,013)	$—	$—	$4,661
CSFB	5,494	(2,672)	—	—	2,822
DBFX	214,920	(145,721)	—	—	69,199
MSCO	148,718	(100,464)	—	(9,658)	38,596
UBSW	—	—	—	—	—
Total	$385,806	$(260,870)	$—	$(9,658)	$115,278

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Franklin Alternative Strategies Funds

Notes to Financial Statements (unaudited) (continued)

Franklin K2 Alternative Strategies Fund

9. OTHER DERIVATIVE INFORMATION (continued)

At November 30, 2013, the Fund’s OTC derivative liabilities which may be offset against the Fund's OTC derivative assets, and collateral pledged to the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of
	Liabilities Presented	Financial	Financial
	in the Statement	Instruments	Instruments	Cash	Net Amount
	of Assets and	Available for	Collateral	Collateral	(Not less
	Liabilities	Offset	Pledged	Pledged	than zero)
Counterparty
BNYM	$12,013	$(12,013)	$—	$—	$—
CSFB	2,672	(2,672)	—	—	—
DBFX	145,721	(145,721)	—	—	—
MSCO	100,464	(100,464)	—	—	—
UBSW	1,449	—	—	—	1,449
Total	$262,319	$(260,870)	$—	$—	$1,449

See Notes 1(d) and 6 regarding derivative financial instruments and investment transactions, respectively.

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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Notes to Financial Statements (unaudited) (continued)

Franklin K2 Alternative Strategies Fund

10. FAIR VALUE MEASUREMENTS (continued)

A summary of inputs used as of November 30, 2013, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks and Other Equity
Interests [a,b]	$45,881,955	$—	$—	$45,881,955
Preferred Stocks	1,501,253	1,002,264	—	2,503,517
Asset-Backed Securities and Commercial
Mortgage-Backed Securities	—	1,416,199	—	1,416,199
Corporate Bonds, Notes, and Senior
Floating Rate Interests	—	16,675,442	—	16,675,442
Foreign Government & Agency
Securities	—	532,715	—	532,715
Convertible Bonds	—	13,148,433	—	13,148,433
Municipal Bonds in Reorganization	—	512,177	—	512,177
Purchased Options	280,161	—	—	280,161
Short Term Investments	49,985	2,585,375	—	2,635,360
Corporate Bonds and Notes in Reorganization	—	591,785	—	591,785
Total Investments in Securities	$47,713,354	$36,464,390	$—	$84,177,744
Futures Contracts	$55	$—	$—	$55
Forward Exchange Contracts	—	58,158	—	58,158
Swap Contracts	—	327,648	—	327,648
Liabilities:
Options Written	45,147	—	—	45,147
Securities Sold Short	17,452,086	3,098,563	—	20,550,649
Futures Contracts	165,771	—	—	165,771
Forward Exchange Contracts	—	44,521	—	44,521
Swap Contracts	—	218,019	—	218,019

aIncludes common stocks as well as other equity investments.
bFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

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Franklin Alternative Strategies Funds

Notes to Financial Statements (unaudited) (continued)

Franklin K2 Alternative Strategies Fund

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Fund is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

ABBREVIATIONS

Counterparty		Currency		Selected Portfolio

BNYM	- The Bank of New York	CLP	- Chilean Peso	ABS	- Asset Backed Securities
	Mellon	EUR	- Euro	ADR	- American Depositary Receipt
CSFB	- Credit Suisse First Boston	GBP	- British Pound	FRN	- Floating Rate Note
DBFX	- Deutsche Bank AG	HKD	- Hong Kong Dollar	IO	- Interest Only
MSCO	- Morgan Stanley and Co.,	JPY	- Japanese Yen
	Inc.	MXN	- Mexican Peso
UBSW	- UBS AG	SGD	- Singapore Dollar

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Shareholder Information

Franklin K2 Alternative Strategies Fund

Board Review of Investment Management Agreement and Sub-Advisory Agreements

The Board of Trustees (Board), including the independent trustees, at a Board meeting held on September 13, 2013, unanimously approved the Investment Management Agreement between the Franklin Alternatives Strategies Funds (Trust), on behalf of the Franklin K2 Alternative Strategies Fund (Fund), and K2/D&S Management Co., L.L.C. (K2 Advisors), and each Sub-Advisory Agreement between K2 Advisors and each of Basso Capital Management, L.P. (Basso), Chatham Asset Management, LLC (Chatham), Chilton Investment Company, LLC (Chilton), Independence Capital Asset Partners, LLC (ICAP), Impala Asset Management LLC (Impala), Jennison Associates LLC (Jennison), Lazard Asset Management LLC (Lazard), Loomis Sayles & Company, L.P. (Loomis), P. Schoenfeld Asset Management LP (PSAM), Wellington Management Company, LLP (Wellington) and York Registered Holdings, L.P. (together with Basso, Chatham, Chilton, ICAP, Impala, Jennison, Lazard, Loomis, PSAM and Wellington, the Sub-Advisors). The Board also approved the Subcontract for Fund Administrative Services between K2 Advisors and Franklin Templeton Services, LLC (FT Services) with respect to the Fund and the Subcontract for Fund Administrative and Accounting Services between FT Services and The Bank of New York Mellon with respect to the Fund.

Prior to a meeting of all of the trustees for the purpose of considering such approvals, the trustees participated in two other meetings held in connection with the approval process (those trustees unable to attend in person were present by telephonic conference means). Throughout the process, the independent trustees received assistance and advice from and met separately with independent counsel. The independent trustees met with and interviewed officers of the investment manager (including portfolio managers), the transfer agent and shareholder services group and the distributor. In approving the investment management agreement and the sub-advisory agreements for the Fund, the Board, including the independent trustees, determined that the investment management agreement and the sub-advisory agreements, including the investment management and sub-advisory fee structure provided for in the agreements, were fair and reasonable.

In making the foregoing approvals, the Board considered various materials related to the investment management agreement and the sub-advisory agreements including: (1) a copy of the proposed form of investment management agreement and sub-advisory agreements; (2) information describing the nature, quality and extent of services that K2 Advisors and each Sub-Advisor would provide to the Fund, and the proposed investment management fees and sub-advisory fees payable to K2 Advisors and each Sub-Advisor; (3) reports from K2 Advisors on the diligence conducted on each Sub-Advisor and the reasons for recommending each Sub-Advisor as a sub-advisor for the Fund, including, but not limited to, each Sub-Advisor’s background, experience, personnel, operations, policies, procedures and compliance functions and plans for the integration of such operations, policies, procedures and compliance functions with those of K2 Advisors; and (4) a report from the Fund’s Chief Compliance Officer regarding K2 Advisors’

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Franklin Alternative Strategies Funds

Shareholder Information (continued)

Franklin K2 Alternative Strategies Fund

Board Review of Investment Management Agreement and Sub-Advisory Agreements

(continued)

and each Sub-Advisor’s compliance program and capabilities, including policies and procedures in place to address potential conflicts of interest, and the diligence undertaken by the Fund’s Chief Compliance Officer with respect thereto.

The Board’s consideration of whether to approve the investment management agreement and each sub-advisory agreement took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by K2 Advisors and each Sub-Advisor to the Fund under the proposed investment management agreement and sub-advisory agreements, respectively; (2) K2 Advisors’ and each Sub-Advisor’s experience as a manager of other funds and accounts; (3) K2 Advisors’ and each Sub-Advisor’s strength and reputation within the industry; (4) the fairness of the compensation under the proposed investment management agreement and sub-advisory agreements; (5) the pricing structure (including fee waivers and the estimated expense ratio to be borne by shareholders) of the Fund; (6) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of K2 Advisors and each Sub-Advisor, including each management team’s expertise in the management of other alternative strategy funds; (7) profitability matters; (8) reports from K2 Advisors on the diligence conducted on each Sub-Advisor and the reasons for recommending each Sub-Advisor, as a sub-advisor for the Fund, including, but not limited to, each Sub-Advisor’s background, experience, personnel, operations, policies, procedures and compliance functions and plans for the integration of such operations, policies, procedures and compliance functions with those of K2 Advisors; and (9) a report from the Trust’s Chief Compliance Officer regarding K2 Advisors’ and each Sub-Advisor’s compliance program and capabilities, including policies and procedures in place to address potential conflicts of interest, and the diligence undertaken by the Trust’s Chief Compliance Officer with respect thereto. Particular attention was given to (1) the diligent risk management program of K2 Advisors, including those aspects of the program related to selecting and overseeing sub-advisors to the Fund, (2) each Sub-Advisor’s risk management program, and (3) derivatives and other complex instruments that are expected to be held by the Fund and how such instruments are expected to be used to carry out the Fund’s investment goals.

The Board was also provided with data from Lipper, Inc., an independent third party (Lipper), comparing the Fund’s proposed fees with the fees of other funds in the Fund’s Lipper selected peer group (Lipper Data) and data from management on other funds in the Franklin “Key Competitor” Peer Group for Class A or Institutional Class shares (Key Competitor Peer Group), which included newly established funds similarly structured to the Fund that had not been included in the Lipper selected peer group and that management believed are comparable to the Fund. The Board reviewed this information and its usefulness in the approval process with respect to matters such as comparative fees and expense ratios. The Board considered Lipper’s acknowledgement that the Lipper Data contains only a few funds for comparison and that it expects additional comparable funds in the upcoming year. In this regard, the Board noted that

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Shareholder Information (continued)

Franklin K2 Alternative Strategies Fund

Board Review of Investment Management Agreement and Sub-Advisory Agreements

(continued)

a number of the comparable funds in the Key Competitor Peer Group were not included in the Lipper Data because they had only recently commenced operations but were likely to have been included in the Lipper Data if they had been in operation for a longer period of time. The Board concluded that, taken together, the Lipper Data and the Key Competitor Peer Group were helpful in the performance of its duties.

The following sets forth some of the primary information and factors relevant to the Board’s decisions. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services to be provided by K2 Advisors and each Sub-Advisor. In this regard, they reviewed the Fund’s proposed investment goal and K2 Advisors’ and each Sub-Advisor’s proposed investment strategy and sub-strategy, and K2 Advisors’ and each Sub-Advisor’s ability to implement such investment strategy and/or sub-strategy, including, but not limited to, K2 Advisors’ and each Sub-Advisor’s trading practices and investment decision processes.

The Board noted the responsibilities that K2 Advisors would have as the Fund’s investment manager, including (1) due diligence of the Sub-Advisors, their respective trading strategies, risk management, operations and businesses, (2) oversight and monitoring of the day-to-day investment activities of the Sub-Advisors and the ongoing assessment of their performance, (3) portfolio construction with respect to the allocation of assets among Sub-Advisors, investment funds, cash and other investments, (4) risk management, (5) on-going oversight and monitoring of the Sub-Advisors’ compliance with the investment mandate, compliance policies and procedures and federal securities laws, (6) preparing quarterly reports to the Board, and (7) the implementation of Board directives as they relate to the Fund. The Trustees considered the successful performance of K2 Advisors in managing other investment products with similar investment strategies to the investment strategies of the Fund that are not subject to the Investment Company Act of 1940, as amended (1940 Act).

With respect to the sub-advisory services to be provided by each Sub-Advisor, the Board noted the responsibilities that each Sub-Advisor would have with respect to the portion of the Fund’s assets allocated to the Sub-Advisor by K2 Advisors (Sub-Advised Portion), including, among others, implementing the investment strategies with respect to the Sub-Advised Portion and ensuring compliance with the investment strategies, policies and limitations of the Sub-Advised

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Franklin Alternative Strategies Funds

Shareholder Information (continued)

Franklin K2 Alternative Strategies Fund

Board Review of Investment Management Agreement and Sub-Advisory Agreements

(continued)

Portion. The trustees considered the successful performance of each Sub-Advisor in managing other investment products with similar investment strategies to the investment strategies of its Sub-Advised Portion of the Fund, including, with respect to certain Sub-Advisors, mutual funds with similar investment strategies.

The trustees reviewed the Fund’s portfolio management team at K2 Advisors and each Sub-Advisor, including each such team’s performance, staffing, skills and compensation program. The trustees considered various other products, portfolios and entities that are advised by K2 Advisors and each Sub-Advisor and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. The Board also considered a report from the Trust’s Chief Compliance Officer regarding K2 Advisors’ and each Sub-Advisor’s compliance programs as such policies relate to the operations of the Fund. The Board considered the selection and due diligence process employed by K2 Advisors in proposing each Sub-Advisor as a sub-advisor to the Fund, including the due diligence undertaken with respect to the Sub-Advisor’s compliance capabilities, and efforts to integrate each Sub-Advisor’s operations, policies, procedures and compliance functions with those of K2 Advisors. The trustees considered K2 Advisors’ significant efforts in developing and implementing compliance procedures established in accordance with Securities and Exchange Commission and other requirements. They also considered the nature, extent and quality of the services to be provided under the other service agreements with affiliates of K2 Advisors.

Based on their review, the trustees were satisfied with the nature and quality of the overall services to be provided by K2 Advisors and its affiliates and each Sub-Advisor to the Fund and its shareholders and were confident in the abilities of K2 Advisors and each Sub-Advisor to implement their respective proposed investment strategy and/or sub-strategy and to provide quality services to the Fund and its shareholders.

INVESTMENT PERFORMANCE. The Board noted that, as the Fund had not yet commenced investment operations, there was no investment performance for the Fund. As noted earlier, the Board did consider the investment performance of K2 Advisors in managing other non-1940 Act investment products with similar investment goals to the investment goals of the Fund, as well as the investment performance of each Sub-Advisor in managing other investment products with similar investment strategies to the investment strategies of its Sub-Advised Portion of the Fund, including, with respect to certain Sub-Advisors, mutual funds with similar investment strategies. The Board also considered the proposed performance benchmarks for the Fund and how such benchmarks were selected by K2 Advisors and would be utilized to measure performance of K2 Advisors and each Sub-Advisor.

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Shareholder Information (continued)

Franklin K2 Alternative Strategies Fund

Board Review of Investment Management Agreement and Sub-Advisory Agreements

(continued)

COMPARATIVE EXPENSES AND PROFITABILITY. The Board considered the cost of the services to be provided and the profits to be realized by K2 Advisors (and its affiliates) and each Sub-Advisor from their respective relationships with the Fund. The Board noted that K2 Advisors, its affiliates and each Sub-Advisor could not report any financial results from their relationships with the Fund because the Fund had not yet commenced investment operations, and thus, the Board could not evaluate K2 Advisors’, its affiliates’ or each Sub-Advisor’s profitability with respect to the Fund. The Board considered that the Fund is expected to incur considerable expenses in its first year of operation, which will largely be absorbed by K2 Advisors through expense waivers, and is not anticipated to generate significant, if any, profit for K2 Advisors and/or its affiliates for some time.

In considering the appropriateness of the investment management fee charged to the Fund, the Board also reviewed and considered the investment management fees in light of the nature, extent and quality of the investment management services expected to be provided by K2 Advisors and each Sub-Advisor, as more fully discussed above. The Board noted that the sub-advisory fees would be paid by K2 Advisors to each Sub-Advisor and would not be additional fees to be borne by the Fund. The Board also noted that the sub-advisory fees to be paid by K2 Advisors to each Sub-Advisor were the product of arms-length negotiations between K2 Advisors and each Sub-Advisor and the Board considered the allocation of the investment management fee charged to the Fund between K2 Advisors and each Sub-Advisor in light of the nature, extent and quality of the investment management services expected to be provided by K2 Advisors and each Sub-Advisor. The trustees considered various other products, portfolios and entities that are advised by K2 Advisors and each Sub-Advisor and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. The Board considered the extent to which K2 Advisors and each Sub-Advisor may derive ancillary benefits from Fund operations.

Consideration was also given to the information provided by Lipper on other alternative strategies funds in the Lipper Data and the information provided by management on other alternative strategies funds in the Key Competitor Peer Group (collectively with the funds in the Lipper Data, the Comparable Funds). The Board noted that the expected investment management fee (including the proposed fee waiver and expense limitation arrangements) of the Fund was within the range of fees charged by the Comparable Funds (including their proposed fee waiver and expense limitation arrangements). The expected investment management fee of the Fund (excluding the proposed fee waiver and expense limitation arrangements) was slightly above the range of investment management fees charged by the Comparable Funds (excluding their proposed fee waiver and expense limitation arrangements). The Board also noted that the expected total expenses (both including and excluding the proposed fee waiver and expense limitation arrangements) of the Fund were within the range of total expenses of the Comparable Funds

Semiannual Report | 79

Franklin Alternative Strategies Funds

Shareholder Information (continued)

Franklin K2 Alternative Strategies Fund

Board Review of Investment Management Agreement and Sub-Advisory Agreements

(continued)

(both including and excluding their proposed fee waiver and expense limitation arrangements). Lastly, the Board noted that the expected investment management fee and total expenses of the Fund (including, in each case, the proposed fee waiver and expense limitation arrangements) were relatively higher than the investment management fees and total expenses of the funds in the Lipper Data (including, in each case, the proposed fee waiver and expense limitation arrangements). It was noted that while the expected investment management fee and total expenses of the Fund (including, in each case, the proposed fee waiver and expense limitation arrangements) were relatively higher than those in the Lipper Data, the Lipper Data presented a limited comparison because, as discussed above, of the limited number of funds available for the Lipper Data due to the nature of the Fund.

Based upon its consideration of all these factors, the Board determined that the investment management and sub-advisory fee structure was fair and reasonable.

ECONOMIES OF SCALE. The Board considered economies of scale that may be realized by K2 Advisors, its affiliates and each Sub-Advisor as the Fund grows larger and the extent to which they are shared with Fund shareholders, as for example, in the level of the investment management and sub-advisory fees charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. Because the Fund had not yet commenced operations, the Board concluded that economies of scale were difficult to consider at this time.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

80 | Semiannual Report

Franklin Alternative Strategies Funds

Consolidated Financial Highlights

Franklin Pelagos Commodities Strategy Fund

	Six Months Ended
	November 30, 2013	Year Ended May 31,
	(unaudited)	2013	2012 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.43	$9.15	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.03)	(0.08)	(0.05)
Net realized and unrealized gains (losses)	(0.45)	0.36	(0.80)
Total from investment operations	(0.48)	0.28	(0.85)
Less distributions from net investment income	—	(—)[d]	—
Net asset value, end of period	$8.95	$9.43	$9.15

Total return[e]	(5.09)%	3.06%	(8.50)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.11%	1.14%	5.08%
Expenses net of waiver and payments by affiliates	1.10%	1.10%	1.10%
Net investment income (loss)	(0.73)%	(0.76)%	(1.07)%

Supplemental data
Net assets, end of period (000's)	$99,796	$107,853	$14,374
Portfolio turnover rate	—%[g]	21.47%	—%[g]

a For the period December 7, 2011 (commencement of operations) to May 31, 2012.
b The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statements of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
c Based on average daily shares outstanding.
d Amount rounds to less than $0.01 per share.
e Total return is not annualized for periods less than one year.
f Ratios are annualized for periods less than one year.
g For the period there were no purchases or sales of investments (other than short term securities).

Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. |1

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, November 30, 2013 (unaudited)

Franklin Pelagos Commodities Strategy Fund	Principal Amount	Value
U.S. Government and Agency Securities 37.0%
FFCB, 0.68%, 9/26/16	$18,000,000	$18,000,018
FNMA, 1.07%, 9/27/17	19,000,000	18,956,869
Total U.S. Government and Agency Securities (Cost $36,996,034)		36,956,887

Short Term Investments 62.2%
U.S. Government and Agency Securities 61.6%
[a,b] FHLB, 12/02/13	1,000,000	1,000,000
[a,b] U.S. Treasury Bills,
[x,x] 4/03/14	16,000,000	15,995,728
x,[c] 7/24/14	42,500,000	42,476,540
[x,x] 10/16/14	2,000,000	1,998,410
Total U.S. Government and Agency Securities (Cost $61,459,065)		61,470,678
	Shares
Money Market Funds (Cost $580,262) 0.6%
[d,e] Institutional Fiduciary Trust Money Market Portfolio	580,262	580,262
Total Investments (Cost $99,035,361) 99.2%		99,007,827
[f] Other Assets, less Liabilities 0.8%		788,310
Net Assets 100.0%		$99,796,137

At November 30, 2013, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts [b]

		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation Depreciation
Comm odity Contracts
Brent Crude Oil	Long	009	$981,180	2/13/14	$-	$(4,523)
Natural Gas	Long	230	9,094,200	12/27/13	452,535	-
Wheat	Long	074	2,474,375	3/14/14	34,679	-
WTI Crude Oil	Long	022	2,051,280	2/20/14	-	(45,939)
WTI Crude Oil	Long	057	5,317,530	4/22/14	-	(236,889)
Total			$19,918,565		487,214	(287,351)
Net unrealized appreciation (depreciation)					$199,863

At November 30, 2013, the Fund had the following commodity-linked total return swap contracts outstanding. See Note 1(c).

Commodity-Linked Total Return Swap Contracts [b]

				Notional	Expiration	Unrealized	Unrealized
Counterparty		Fund Receives	Fund Pays	Value	Date Appreciation Depreciation
MSCS	Return of the Dow	Jones-UBS Commodity ex-Precious Metals Index 3 Month Forw ard	0.28%	$42,088,907	12/19/13	$88,907	$ -
MSCS	Return of the Dow	Jones-UBS Commodity ex-Natural Gas, WTI Crude Oil and Corn Index	0.18%	36,835,048	12/12/13	35,048	-
Total				$78,923,955		123,955	-
Net unrealized appreciation (depreciation)						$123,955

2 | Semiannual Report

Franklin Alternative Strategies Funds
Consolidated Statement of Investments, November 30, 2013 (unaudited) (continued)

a The security is traded on a discount basis with no stated coupon rate.
b A portion or all of the security is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 1(d).
c Security or a portion of the security has been pledged as collateral for open futures contracts. At November 30, 2013, the value of this security and/or cash pledged as collateral was $1,664,026, representing 1.67% of net assets.
d Non-income producing.
e See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.
f Includes unrealized appreciation/depreciation on open futures and swap contracts, as well as other assets and liabilities.

See Abbreviations on page 20.

Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. |3

Franklin Alternative Strategies Funds

Consolidated Financial Highlights

Franklin Pelagos Managed Futures Strategy Fund

	Six Months Ended
	November 30, 2013	Year Ended May 31,
	(unaudited)	2013	2012 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.20	$9.91	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.03)	(0.07)	(0.05)
Net realized and unrealized gains (losses)	(0.19)	(1.63)	(0.04)
Total from investment operations	(0.22)	(1.70)	(0.09)
Less distributions from net investment income	—	(0.01)	—
Net asset value, end of period	$7.98	$8.20	$9.91

Total return[d]	(2.68)%	(17.14)%	(0.90)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.79%	1.94%	5.18%
Expenses net of waiver and payments by affiliates	1.10%	1.10%	1.10%
Net investment income (loss)	(0.74)%	(0.77)%	(1.08)%

Supplemental data
Net assets, end of period (000's)	$11,694	$12,712	$15,239
Portfolio turnover rate	—%[f]	108.46%	—%[f]

a For the period December 7, 2011 (commencement of operations) to May 31, 2012.
b The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statements of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
c Based on average daily shares outstanding.
d Total return is not annualized for periods less than one year.
e Ratios are annualized for periods less than one year.
f For the period there were no purchases or sales of investments (other than short term securities).

Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. |4

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, November 30, 2013 (unaudited)

Franklin Pelagos Managed Futures Strategy Fund	Principal Amount	Value
U.S. Government and Agency Securities (Cost $4,994,348) 42.5%
FFCB, 0.70%, 4/11/17	$5,000,000	$4,972,625

Short Term Investments 56.7%
U.S. Government and Agency Securities 51.3%
[a,b] FHLB, 12/02/13	100,000	100,000
[a,b] U.S. Treasury Bills,
x,[c] 3/06/14	1,500,000	1,499,702
[x,x] 4/03/14	4,400,000	4,398,825
Total U.S. Government and Agency Securities (Cost $5,997,614)		5,998,527
	Shares
Money Market Funds (Cost $634,409) 5.4%
[d,e] Institutional Fiduciary Trust Money Market Portfolio	634,409	634,409
Total Investments (Cost $11,626,371) 99.2%		11,605,561
Options Written (0.1)%		(13,080)
[f] Other Assets, less Liabilities 0.9%		101,957
Net Assets 100.0%		$11,694,438

	Number of Contracts
[b,g] Options Written (0.1)%
[x,x] Puts - Exchange-Traded
[x,x] Corn Future, December Strike Price $4.10, Expires 12/27/13	8	$(1,400)
[x,x] Natural Gas Future, December Strike Price $3.55, Expires 12/26/13	13	(2,080)
[x,x] Silver Future, December Strike Price $19, Expires 12/26/13	5	(5,300)
[x,x] Wheat Future, December Strike Price $6.35, Expires 12/27/13	15	(1,500)
[x,x] WTI Crude Oil Future, December Strike Price $90, Expires 12/16/13	5	(2,800)
Total Options Written (Premiums Received $18,774)		$(13,080)

At November 30, 2013, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts [b]

		Number of	Notional Expiration Unrealized			Unrealized
Description	Type Contracts		Value	Date	Appreciation Depreciation
Com modity Contracts
Soy bean	Short	04	$267,300	1/14/14	$-	$(12,464)

Currency Contracts
AUD/USD	Short	10	909,200	12/16/13	1,070	-
EUR/USD	Short	05	849,188	12/16/13	-	(19,015)
USD/GBP	Long	09	920,250	12/16/13	11,673	-
JPY/USD	Short	07	854,088	12/16/13	40,229	-
			3,532,726		52,972	(19,015)
Equity Contracts
Euro STOXX 50 Index	Long	22	921,946	12/20/13	11,282	-
MSCI Emerging Markets Mini Index	Short	18	912,510	12/20/13	-	(9,324)
Russell 2000 Mini Index	Long	08	913,360	12/20/13	29,016	-
S&P 500 E-Mini Index	Long	10	902,050	12/20/13	8,645	-
S&P MidCap 400 E-Mini Index	Long	07	912,170	12/20/13	-	(2,603)
SPI 200 Index	Short	07	849,576	12/19/13	-	(657)
			5,411,612		48,943	(12,584)
Total			$9,211,638		101,915	(44,063)
Net unrealized appreciation (depreciation)					$57,852

5 | Semiannual Report

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, November 30, 2013 (unaudited) (continued)

aThe security is traded on a discount basis with no stated coupon rate.
bA portion or all of the security is owned by FPMF Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 1(d).
cSecurity or a portion of the security has been pledged as collateral for open futures contracts. At November 30, 2013, the value of this security and/or cash pledged as collateral was $559,883, representing 4.79% of net assets.
dNon-income producing.
eSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.
fIncludes unrealized appreciation/depreciation on open futures contracts as well as other assets and liabilities.
gSee Note 1(c) regarding written options.

See Abbreviations on page 20.

Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. |6

Franklin Alternative Strategies Funds

Consolidated Financial Statements

Consolidated Statements of Assets and Liabilities
November 30, 2013 (unaudited)

	Franklin Pelagos	Franklin Pelagos
	Commodities	Managed Futures
	Strategy Fund	Strategy Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$98,455,099	$10,991,962
Cost - Sweep Money Fund (Note 7)	580,262	634,409
Total cost of investments	$99,035,361	$11,626,371
Value - Unaffiliated issuers	$98,427,565	$10,971,152
Value - Sweep Money Fund (Note 7)	580,262	634,409
Total value of investments	99,007,827	11,605,561
Cash	859,730	115,465
Receivables:
Interest	57,338	12,418
Affiliates	–	3,041
Variation margin	174,999	–
Unrealized appreciation on swap contracts	123,955	–
Other assets	5	2
Total assets	100,223,854	11,736,487

Liabilities:
Payables:
Investment securities purchased	350,758	–
Management fees	65,389	–
Trustees' fees and expenses	119	108
Professional fees	6,996	22,929
Variation margin	–	1,271
Options written, at value (premiums received $18,774)	–	13,080
Accrued expenses and other liabilities	4,455	4,661
Total liabilities	427,717	42,049
Net assets, at value	$99,796,137	$11,694,438

Net assets consist of:
Paid-in capital	$106,886,145	$14,671,463
Accumulated net investment loss	(749,130)	(340,937)
Net unrealized appreciation (depreciation)	296,284	50,390
Accumulated net realized gain (loss)	(6,637,162)	(2,686,478)
Net assets, at value	$99,796,137	$11,694,438
Shares outstanding	11,152,736	1,465,986
Net asset value and maximum offering price per share	$8.95	$7.98

Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. |7

Franklin Alternative Strategies Funds

Consolidated Financial Statements (continued)

Consolidated Statements of Operations
for the six months ended November 30, 2013 (unaudited)

	Franklin Pelagos	Franklin Pelagos
	Commodities	Managed Futures
	Strategy Fund	Strategy Fund

Investment income:
Interest	$189,217	$21,436

Expenses:
Management fees (Note 3a)	382,242	44,111
Administrative fees (Note 3b)	52,807	5,985
Custodian fees (Note 4)	324	56
Reports to shareholders	2,109	2,103
Professional fees	56,832	43,981
Trustees' fees and expenses	75,365	8,863
Other	830	537
Total expenses	570,509	105,636
Expenses waived/paid by affiliates (Note 3d)	(6,057)	(40,664)
Net expenses	564,452	64,972
Net investment income (loss)	(375,235)	(43,536)

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	2,343	(39,918)
Written options	57,854	11,023
Foreign currency transactions	–	193
Futures contracts	(1,501,421)	(423,025)
Swap contracts	(5,194,861)	–
Net realized gain (loss)	(6,636,085)	(451,727)
Net change in unrealized appreciation (depreciation) on:
Investments	34,953	49,299
Translation of other assets and liabilities denominated in foreign currencies	–	5,081
Futures contracts	259,242	111,754
Swap contracts	1,267,956	–
Net change in unrealized appreciation (depreciation)	1,562,151	166,134
Net realized and unrealized gain (loss)	(5,073,934)	(285,593)
Net increase (decrease) in net assets resulting from operations	$(5,449,169)	$(329,129)

Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. |8

Franklin Alternative Strategies Funds

Consolidated Financial Statements (continued)

Consolidated Statements of Changes in Net Assets

Increase (decrease) in net assets: Operations: Net investment income (loss)

Net realized gain (loss) from investments, written _options, foreign currency transactions, futures and swap contracts. Net change in unrealized appreciation (depreciation) on investments, translation of other assets and liabilities denominated in foreign currencies, futures and swap contracts. Net increase (decrease) in net assets resulting from operations

Franklin Pelagos Commodities		Franklin Pelagos Managed Futures
Strategy Fund		Strategy Fund
Six Months Ended		Six Months Ended
November 30, 2013	Year Ended	November 30, 2013	Year Ended
(unaudited)	May 31, 2013	(unaudited)	May 31, 2013

$(375,235)	$(644,484)	$(43,536)	$(106,164)

(6,636,085)	(9,213,046)	(451,727)	(1,592,565)

1,562,151	(1,093,090)	166,134	(933,825)
(5,449,169)	(10,950,620)	(329,129)	(2,632,554)

Distributions to shareholders from:
Net investment income	–	(238)	–	(17,799)

Capital share transactions (Note 2)	(2,607,554)	104,429,638	(687,945)	122,849
Net increase (decrease) in net assets	(8,056,723)	93,478,780	(1,017,074)	(2,527,504)
Net assets:
Beginning of period	107,852,860	14,374,080	12,711,512	15,239,016
End of period	$99,796,137	$107,852,860	$11,694,438	$12,711,512
Accumulated net investment loss
included in net assets:
End of period	$(749,130)	$(373,895)	$(340,937)	$(297,401)

Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. |9

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three separate funds. The Franklin Pelagos Commodities Strategy Fund and the Franklin Pelagos Managed Futures Strategy Fund (Funds) are included in this report. The shares of the Funds are issued in private placements and are exempt from registration under the Securities Act of 1933 (1933 Act).

Effective January 10, 2014, the Franklin Pelagos Commodities Strategy Fund began offering four new classes of shares: Class A, C, R and R6. The privately offered shares of the Fund were redesignated Advisor Class shares upon the public offering of the Fund. Prior to the effective date, the Fund’s shares were not registered under the 1933 Act.

The following summarizes the Funds' significant accounting policies.

a. Financial Instrument Valuation

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Investments in open-end mutual funds are valued at the closing net asset value.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency

10 | Semiannual Report

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Consolidated Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the fund to gains or losses in excess of the amounts shown on the Consolidated Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement. At November 30, 2013, the Fund’s had no OTC derivatives in a net liability position for such contracts.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the

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Notes to Consolidated Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds' investment objectives.

The Funds entered into exchange traded futures contracts primarily to gain exposure to commodity price, interest rate, or equity price risk and certain foreign currencies. A futures contract is an agreement between the fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Consolidated Statements of Assets and Liabilities.

The Franklin Pelagos Commodities Strategy Fund entered into OTC commodity-linked total return swap contracts primarily to gain exposure to commodity price risk of an underlying asset or index. A commodity-linked total return swap is an agreement between the fund and a counterparty to exchange a market linked return for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized depreciation or appreciation until the payments are made, at which time they are realized. Payments received or paid to recognize changes in the value of the underlying asset or index are recorded as realized gain or loss.

The Funds purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to commodity price and equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

See Notes 6 and 8 regarding investment transactions and other derivative information, respectively.

d. Investments in FPC Holdings Corp. and FPMF Holdings Corp. (FP Subsidiaries)

The Funds invest in certain financial instruments and commodity-linked derivative investments through their respective investments in the FP Subsidiaries. Both FP Subsidiaries are Cayman Islands exempted liability companies, are wholly-owned subsidiaries of their respective funds, and are able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of their respective funds. At November 30, 2013, the FP Subsidiaries’ investments, as well as any other assets and liabilities of the FP Subsidiaries are reflected in the Funds’ Consolidated Statements of Investments and Consolidated Statements of Assets and Liabilities. The financial statements have been consolidated and include the accounts of the Funds and their respective FP Subsidiaries. All intercompany transactions and balances have been eliminated. At November 30, 2013, the Funds’ investments in the FP Subsidiaries were as follows:

		Consolidated Net	FP Subsidiaries	% of Consolidated
Fund Name	FP Subsidiaries [a]	Assets	Net Assets	Net Assets
Franklin Pelagos Commodities Strategy Fund	FPC Holdings Corp.	$99,796,137	$22,779,920	22.8%
Franklin Pelagos Managed Futures Strategy Fund	FPMF Holdings Corp.	11,694,438	2,498,678	21.4%

[a] The Funds’ investments in their FP Subsidiaries are limited to 25% of consolidated assets.

e. Income Taxes

It is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

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Notes to Consolidated Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Income Taxes (continued)

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of November 30, 2013, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund's consolidated financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods. Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

g. Accounting Estimates

The preparation of consolidated financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At November 30, 2013, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:

	Franklin Pelagos Commodities		Franklin Pelagos Managed Futures
	Strategy Fund		Strategy Fund
	Shares	Amount	Shares	Amount

Six Months ended November 30, 2013:
Shares sold	2,358,147	$21,603,436	289,216	$2,333,875
Shares redeemed	(2,643,781)	(24,210,990)	(373,656)	(3,021,820)
Net increase (decrease)	(285,634)	$(2,607,554)	(84,440)	$(687,945)
Year ended May 31, 2013:
Shares sold	10,421,243	$110,235,400	18,241	$164,800
Shares issued in reinvestment of distributions	24	238	1,401	12,049
Shares redeemed	(553,968)	(5,806,000)	(6,323)	(54,000)
Net increase (decrease)	9,867,299	$104,429,638	13,319	$122,849

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Consolidated Statement of Investments, November 30, 2013 (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Pelagos Capital Management, LLC (Pelagos)	Investment manager
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

Effective September 1, 2013, Pelagos became the Fund’s investment manager and no longer provided subadvisory services to the Funds and FP Subsidiaries. Prior to that date, Advisers served as the Fund’s investment manager and Pelagos served as the Fund’s sub-adviser. The Funds and FP Subsidiaries pay an investment management fee to Pelagos of 0.85% per year of the average daily net assets of each of the Funds and FP Subsidiaries. Management fees paid by the Funds are reduced on assets invested in their respective FP Subsidiaries, in an amount not to exceed the management fees paid by the FP Subsidiaries.

Effective September 1, 2013, the Funds and FP Subsidiaries combined their investment management and administration agreements as approved by the Board. The fees paid under the combined agreement do not exceed the aggregate fees that were paid under the separate agreements.

Prior to September 1, 2013, the Funds and FP Subsidiaries paid investment management fees to Advisers of 0.65% per year of the average daily net assets of each of the Funds and FP Subsidiaries. Management fees paid by the Funds were reduced on assets invested in their respective FP Subsidiaries, in an amount not to exceed the management fees paid by the FP Subsidiaries.

Effective June 13, 2013, Franklin Templeton Institutional LLC, an indirect subsidiary of Franklin Resources, Inc., acquired 100% ownership position of Pelagos.

b. Administrative Fees

Effective September 1, 2013, under an agreement with Pelagos, FT Services provides administrative services to the Funds and FP Subsidiaries. The fee is paid by Pelagos based on each of the Funds and FP Subsidiaries average daily net assets, and is not an additional expense of the Funds or FP Subsidiaries.

Prior to September 1, 2013, the Funds and FP Subsidiaries paid administrative fees to FT Services of 0.20% per year of the average daily net assets of each of the Funds and FP Subsidiaries. Administrative fees paid by the Fund and FP Subsidiaries were reduced on assets invested in their respective FP Subsidiaries, in an amount not to exceed the administrative fees paid by the FP Subsidiaries.

c. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Funds and is not paid by the Funds for the services.

d. Waiver and Expense Reimbursements

Pelagos has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by the Franklin Pelagos Commodities Strategy Fund and the Franklin Pelagos Managed Futures Strategy Fund so that the expenses (excluding acquired fund fees and expenses) of the Funds do not exceed 1.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until December 31, 2014 and December 31, 2015, respectively. Prior to the combining of the investment management and

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Notes to Consolidated Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Waiver and Expense Reimbursements (continued)

administrative agreements, the funds had a contractual fee agreement with FT Services, which was eliminated effective September 1, 2013.

e. Other Affiliated Transactions

At November 30, 2013, the shares of the Funds were owned by the following entities:

	Franklin Pelagos Commodities		Franklin Pelagos Managed Futures
		Strategy Fund		Strategy Fund
		% of Consolidated		% of Consolidated
	Shares	Outstanding Shares	Shares	Outstanding Shares
Advisers	-	-	345,869	23.59%
Franklin Templeton Moderate Allocation Fund	5,209,062	46.71%	511,630	34.90%
Franklin Templeton Conservative Allocation Fund	4,186,808	37.54%	413,012	28.17%
Franklin Templeton Grow th Allocation Fund	1,170,588	10.50%	109,997	7.50%
Franklin Templeton Multi-Asset Real Return Fund	217,906	1.95%	49,872	3.40%
Franklin LifeSmart 2015 Retirement Target Fund	168,643	1.51%	16,543	1.13%
Franklin LifeSmart 2025 Retirement Target Fund	106,063	0.95%	10,326	0.71%
Franklin LifeSmart 2035 Retirement Target Fund	57,285	0.51%	5,339	0.37%
Franklin LifeSmart 2045 Retirement Target Fund	31,726	0.28%	2,959	0.20%
Franklin LifeSmart 2020 Retirement Target Fund	2,903	0.03%	271	0.02%
Franklin LifeSmart 2030 Retirement Target Fund	1,045	0.01%	101	0.01%
Franklin LifeSmart 2040 Retirement Target Fund	371	0.00%	35	0.00%
Franklin LifeSmart 2050 Retirement Target Fund	336	0.00%	32	0.00%

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended November 30, 2013, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2013, the capital loss carryforwards were as follows:

	Franklin Pelagos	Franklin Pelagos
	Commodities	Managed Futures
	Strategy Fund	Strategy Fund
Capital loss carryforw ards:
Short term	$1,077	$1,678,029
Long term	-	578,336
Total capital loss carryforw ards	$1,077	$2,256,365

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Notes to Consolidated Financial Statements (unaudited) (continued)

5. INCOME TAXES (continued)

At November 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Pelagos	Franklin Pelagos
	Commodities	Managed Futures
	Strategy Fund	Strategy Fund
Cost of investments	$99,081,204	$11,624,523

Unrealized appreciation	$17,257	$913
Unrealized depreciation	(90,634)	(19,875)
Net unrealized appreciation (depreciation)	$(73,377)	$(18,962)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

There were no purchases or sales of investments (other than short term securities) for the period ended November 30, 2013.

Transactions in options written during the period ended November 30, 2013, were as follows:

	Franklin Pelagos		Franklin Pelagos
	Commodities		Managed Futures
	Strategy Fund		Strategy Fund
	Number of Premiums Number of Premiums
	Contracts	Received	Contracts	Received
Options outstanding at May 31, 2013	-	$-	-	$-
Options w ritten	203	72,333	69	29,797
Options expired	(192)	(57,854)	(23)	(11,023)
Options exercised	(11)	(14,479)	-	-
Options closed	-	-	-	-
Options outstanding at November 30, 2013	-	$-	46	$18,774

See Notes 1(c) and 8 regarding derivative financial instruments and other derivative information, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

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Notes to Consolidated Financial Statements (unaudited) (continued)

8. OTHER DERIVATIVE INFORMATION

At November 30, 2013, the Funds' investments in derivative contracts are reflected on the Consolidated Statements of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not			Consolidated Statements
Accounted for as	Consolidated Statements of	Fair Value	of Assets and Liabilities	Fair Value
Hedging Instruments	Assets and Liabilities Location	Amount[a]	Location	Amount[a]
Franklin Pelagos Commodities Strategy Fund
Commodity contracts	Unrealized appreciation on sw ap	$611,169	Net assets consist of - net	$287,351
	contracts / Net assets consist of - net		unrealized appreciation
	unrealized appreciation (depreciation)		(depreciation)

Franklin Pelagos Managed Futures Strategy Fund
Commodity contracts			Options w ritten, at value /	25,544
			Net assets consist of - net
			unrealized appreciation
			(depreciation)
Equity contracts	Net assets consist of - net unrealized	48,943	Net assets consist of - net	12,584
	appreciation (depreciation)		unrealized appreciation
			(depreciation)
Foreign exchange contracts	Net assets consist of - net unrealized	52,972	Net assets consist of - net	19,015
	appreciation (depreciation)		unrealized appreciation
			(depreciation)

aIncludes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statements of Investments. Only current day's variation margin is separately reported within the Consolidated Statements of Assets and Liabilities.

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Notes to Consolidated Financial Statements (unaudited) (continued)

8. OTHER DERIVATIVE INFORMATION (continued)

For the period ended November 30, 2013, the effect of derivative contracts on the Funds’ Consolidated Statements of Operations was as follows:

			Change in Unrealized
Derivative Contracts Not		Realized Gain	Appreciation
Accounted for as	Consolidated Statements of	(Loss) for the	(Depreciation) for the
Hedging Instruments	Operations Locations	Period	Period
Franklin Pelagos Commodities Strategy Fund
Commodity contracts	Net realized gain (loss) from w ritten	$(6,638,428)	$1,527,198
	options, futures and sw ap contracts /
	Net change in unrealized appreciation
	(depreciation) on futures and sw ap
	contracts
Franklin Pelagos Managed Futures Strategy Fund
Commodity contracts	Net realized gain (loss) from	(1,312)	72,810
	investments, w ritten options and
	futures contracts / Net change in
	unrealized appreciation (depreciation)
	on investments and futures contracts
Equity contracts	Net realized gain (loss) from	(247,936)	(6,818)
	investments and futures contracts /
	Net change in unrealized appreciation
	(depreciation) on investments and
	futures contracts
Foreign exchange contracts	Net realized gain (loss) from futures	(179,575)	82,660
	contracts / Net change in unrealized
	appreciation (depreciation) on futures
	contracts
Interest rate contracts	Net realized gain (loss) from futures	(23,184)	(2,980)
	contracts / Net change in unrealized
	appreciation (depreciation) on futures
	contracts

For the period ended November 30, 2013, the average month end fair value of derivatives represented 7.00% and 3.33%, respectively, of average month end net assets. The average month end number of open derivative contracts for the period was 9 and 17, respectively.

See Notes 1(c) and 6 regarding derivative financial instruments and investment transactions, respectively.

9. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Consolidated Statements of Operations. During the period ended November 30, 2013, the Funds did not use the Global Credit Facility.

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Notes to Consolidated Financial Statements (unaudited) (continued)

10. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2013, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Pelagos Commodities Strategy Fund
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$-	$36,956,887	$-	$36,956,887
Short Term Investments	61,050,940	1,000,000	-	62,050,940
Total Investments in Securities	$61,050,940	$37,956,887	$-	$99,007,827

Futures Contracts	$487,214	$-	$-	$487,214
Sw ap Contracts	-	123,955	-	123,955
Liabilities:
Futures Contracts	287,351	-	-	287,351

Franklin Pelagos Managed Futures Strategy Fund
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$-	$4,972,625	$-	$4,972,625
Short Term Investments	6,532,936	100,000	-	6,632,936
Total Investments in Securities	$6,532,936	$5,072,625	$-	$11,605,561

Futures Contracts	$101,915	$-	$-	$101,915
Liabilities:
Options Written	13,080	-	-	13,080
Futures Contracts	44,063	-	-	44,063

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Funds are currently reviewing the requirements and believe the adoption of this ASU will not have a material impact on their consolidated financial statements.

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Notes to Consolidated Financial Statements (unaudited) (continued)

12. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the consolidated financial statements.

ABBREVIATIONS
Counterparty	Currency		Selected Portfolio

MSCS - Morgan Stanley Capital Services, LLC	AUD	- Australian Dollar	FFCB	-	Federal Farm Credit Bank
	EUR	- Euro	FHLB	-	Federal Home Loan Bank
	GBP	- British Pound	FNMA	-	Federal National Mortgage
	JPY	- Japanese Yen
	USD	- United States Dollar

20| Semiannual Report

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Ann Torre Bates and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.      N/A

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ALTERATIVE STRATEGIES FUNDS

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  January 27, 2014

By /s/ROBERT G. KUBILIS

Robert G. Kubilis

      Chief Financial Officer and

 Chief Accounting Officer

Date  January 27, 2014